April 30, 2002

Semi Annual Report

Gradison Government Reserves Fund

Prime Obligations Fund

Financial Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

Victory Funds
LOGO(R)

                              Table of Contents

Shareholder Letter                                                            2

Financial Statements

Schedules of Investments                                                      3

Statements of Assets and Liabilities                                         26

Statements of Operations                                                     28

Statements of Changes in Net Assets                                          30

Financial Highlights                                                         32

Notes to Financial Statements                                                37

The Victory Portfolios

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Letter to our Shareholders

As we reach the mid-point of our fiscal year, I am pleased to present to you the Semi-Annual report for the Victory Funds, for the period ended April 30, 2002.

During the past six months, we've seen a modest, but steady improvement in the economy, encouraged by continued low interest rates and economic data suggesting the end of the recession in January/February. While the Federal Reserve is expected to raise interest rates later this year, we believe and have faith in a robust economy, based on strong economic indicators and a market eager for sustained corporate earnings.

We re-dedicate ourselves to manage the funds with the singular purpose of meeting the needs of our investors and focusing on our strengths -- a disciplined investment approach augmented by a rigorous research process and implemented by teams of experienced and seasoned professionals in both the structured cash and money market arenas.

Thank you for choosing the Victory Funds as part of your investment program. We encourage you to call the Victory Funds Service Center at 1.800.539. FUND if you have questions or comments. Be sure to visit our web site at www.victoryfunds.com for information relating to fund performance and up-to-date information on any of our funds or services.

/s/  Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Gradison Government Reserves Fund                                April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

U.S. Government Agencies (76.9%)

Federal Farm Credit Bank (29.8%):
1.72%, 5/1/02                             $ 80,712  $   80,712
1.72%*, 5/1/02, MTN                         75,000      75,000
1.73%*, 5/1/02                              40,000      40,000
6.88%, 5/1/02                               74,460      74,460
1.61%*, 5/6/02                              93,750      93,750
1.72%*, 5/15/02**                          600,000     600,000
1.68%*, 5/28/02, MTN                        25,000      25,000
1.80%, 6/3/02                               50,000      50,000
1.75%, 6/19/02                              14,700      14,665
1.80%, 8/1/02                              125,000     124,993
3.45%, 9/4/02                               25,000      24,991
2.60%, 5/1/03                               60,000      60,024

                                                     1,263,595

Federal Home Loan Bank (32.5%):
2.20%*, 5/1/02                              99,500      99,500
1.77%, 5/8/02                               30,000      29,990
1.73%*, 5/9/02                              50,000      49,997
1.69%, 5/10/02                             350,000     349,851
1.74%*, 5/20/02                             50,000      49,999
1.74%*, 5/23/02                             25,000      24,996
1.77%, 5/24/02                              60,203      60,135
1.73%*, 5/28/02                             40,000      40,000
1.74%, 6/5/02                              200,000     199,662
1.71%, 6/19/02                             250,000     249,418
6.75%, 8/15/02                              40,000      40,537
1.88%*, 2/14/03, Callable 5/14/02 @100      50,000      49,994
2.50%, 4/2/03, Callable 7/2/02 @ 100        10,000       9,959
2.80%, 4/11/03                              25,000      25,000
2.83%, 4/21/03                              25,000      25,000
3.15%, 5/23/03, Callable 5/23/02 @ 100      19,775      19,791
4.50%, 4/25/03                              56,000      56,800

                                                     1,380,629

Student Loan Marketing Assoc. (14.6%):
1.79%, 5/1/02                               36,915      36,915
1.80%*, 5/7/02                             100,000     100,000
1.84%*, 5/7/02                             100,000     100,000
2.24%*, 5/7/02, MTN                         40,000      40,046
2.28%*, 5/7/02                              50,000      50,105
1.78%, 7/1/02                               50,075      49,924
3.75%, 7/1/02, MTN                          14,219      14,226
3.76%, 7/16/02, MTN                         25,000      25,000
2.70%, 4/25/03, MTN                        105,000     104,950
2.60%, 5/27/03, MTN                        100,000     100,000

                                                       621,166

Total U.S. Government Agencies
(Amortized Cost $3,265,390)                          3,265,390

                                        Principal    Amortized
Security Description                      Amount       Cost

U.S. Treasury Obligations (34.1%)

U.S. Treasury Bills (29.0%):
1.62%, 5/2/02                             $206,000  $  205,991
1.66%, 5/9/02                              175,000     174,935
1.66%, 5/16/02                             500,000     499,654
1.68%, 5/30/02                             250,000     249,663
1.85%, 6/27/02                             100,000      99,707

                                                     1,229,950

U.S. Treasury Notes (5.1%):
6.63%, 5/31/02                              50,000      50,121
5.88%, 9/30/02                              50,000      50,703
6.00%, 9/30/02                              50,000      50,502
5.75%, 10/31/02                             50,000      50,811
4.00%, 4/30/03                              13,690      13,964

                                                       216,101

Total U.S. Treasury Obligations
(Amortized Cost $1,446,051)                          1,446,051

Total Investments
(Amortized Cost $4,711,441) (a) -- 111.0%            4,711,441

Liabilities in excess of other assets -- (11.0)%     (468,614)

NET ASSETS -- 100.0%                                $4,242,827


(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities, having interest rates that will change periodically, are based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at 4/30/02. The date reflects the next rate change date.

**Put and demand features exist allowing the Fund to require the repurchase of the investment within a time period less than one year.

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Prime Obligations Fund                                           April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Certificates of Deposit (9.9%)

ABN-AMRO North American Bank,
   1.92%, 6/24/02                         $ 25,000  $   25,001
ABN-AMRO North American Bank,
   4.17%, 6/24/02                           50,000      49,999
American Express,
   1.89%, 6/13/02                           30,000      30,000
Deutsche Bank AG,
   2.00%, 7/8/02                            20,000      20,000
Dresdner Bank AG,
   1.99%, 7/8/02                            30,000      30,001
Mellon Bank,
   2.00%, 7/9/02                            40,000      40,000
Royal Bank of Canada,
   2.50%, 12/18/02                          24,000      23,999
Toronto Dominion,
   4.18%, 7/31/02                           20,000      20,000
Westdeutsche Landesbank,
   1.78%*, 5/22/02**                        37,000      36,983

Total Certificates of Deposit
(Amortized Cost $275,983)                              275,983

Commercial Paper (46.1%)

Asset Securitization Capital Corp.,
   1.85%, 5/16/02 (b)                       30,000      29,977
Asset Securitization Capital Corp.,
   1.79%, 6/12/02 (b)                       50,000      49,896
Brown Forman Corp.,
   1.85%, 7/9/02 (b)                        15,000      14,947
Can Wheat Board,
   1.76%, 5/9/02                            19,000      18,993
ChevronTexaco Corp.,
   1.80%, 5/1/02 (b)                        16,000      16,000
Cofco Capital Corp.,
   1.86%, 5/8/02,
   LOC Rabobank                             28,000      27,990
Cofco Capital Corp.,
   1.83%, 5/23/02,
   LOC Rabobank                             41,800      41,753
Delaware Funding Corp.,
   1.79%, 5/10/02 (b)                       40,000      39,982
Delaware Funding Corp.,
   1.82%, 6/17/02 (b)                       55,877      55,743
Dresdner Bank,
   1.86%, 7/8/02                            20,000      19,930
Edison Asset Securitization,
   2.05%, 7/16/02 (b)                      105,000     104,550
Eureka Securitization, Inc.,
   1.83%, 5/20/02 (b)                       50,000      49,951
Fleet Funding Corp.,
   1.79%, 6/18/02 (b)                      100,000      99,761
General Dynamics Corp.,
   1.75%, 6/14/02 (b)                        9,000       8,981
General Dynamics Corp.,
   1.90%, 6/24/02 (b)                       10,000       9,971

                                        Principal    Amortized
Security Description                      Amount       Cost

General Electric Capital Corp.,
   1.92%, 5/1/02                          $100,000  $  100,000
Gillette Co.,
   1.85%, 5/1/02 (b)                        16,000      16,000
Kraft Foods, Inc.,
   1.82%, 5/22/02                           37,000      36,961
Kraft Foods, Inc.,
   1.82%, 6/19/02                           25,000      24,938
McGraw-Hill Cos.,
   1.87%, 6/13/02                           34,800      34,722
McGraw-Hill Cos.,
   2.27%, 10/10/02                          16,000      15,837
Mont Blanc Capital Corp.,
   1.80%, 5/10/02 (b)                       20,816      20,807
Mont Blanc Capital Corp.,
   1.89%, 5/15/02 (b)                       40,000      39,971
Mont Blanc Capital Corp.,
   1.83%, 6/10/02 (b)                       60,000      59,878
Pfizer, Inc.,
   1.92%, 6/17/02 (b)                       30,000      29,926
Pfizer, Inc.,
   1.92%, 6/18/02 (b)                       34,000      33,913
Private Export Fund,
   1.80%, 6/27/02 (b)                       14,000      13,960
Private Export Fund,
   1.84%, 7/29/02 (b)                       10,000       9,954
Private Export Fund,
   1.95%, 8/14/02 (b)                       24,500      24,361
Private Export Fund,
   2.04%, 9/4/02 (b)                        13,600      13,503
Procter & Gamble,
   1.82%, 5/13/02 (b)                       38,000      37,977
Royal Bank of Canada,
   1.94%, 9/30/02                           40,000      39,672
SBC Communications, Inc.,
   1.85%, 6/27/02 (b)                       41,930      41,807
Schlumberger Co.,
   1.85%, 5/6/02 (b)                        50,000      49,988
Schlumberger Co.,
   1.88%, 6/7/02 (b)                        35,000      34,932
Sheffeld Receivables,
   1.82%, 5/10/02 (b)                       24,670      24,659
Total Commercial Paper (Amortized Cost $1,292,191)   1,292,191

Corporate Bonds (27.8%)

Anchor Holdings II LLC,
   2.07%*, 5/2/02**                         14,400      14,400
Bendix Commercial Vehicle Systems,
   2.26%*, 5/13/02**                        26,000      26,000
Carenet Health Systems,
   2.00%*, 5/2/02**,
   LOC Bank of America                       5,600       5,600
Caterpillar Financial Services Corp.,
   2.29%*, 6/27/02**, MTN                   27,000      27,048
Champion Brands, Inc.,
   2.00%*, 5/2/02**,
   LOC Bank of America                       6,700       6,700

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Prime Obligations Fund                                           April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

CIT Group, Inc.,
   2.08%*, 5/1/02**, MTN                  $ 10,000  $   10,005
CIT Group, Inc.,
   2.03%*, 5/13/02**, MTN                   37,300      37,315
CIT Group, Inc.,
   2.06%*, 5/13/02**, MTN                   25,000      25,006
Finley Distributing Co.,
   2.00%*, 5/2/02**,
   LOC Bank of America                      12,000      12,000
Ford Motor Credit Co.,
   2.10%*, 5/23/02**, MTN                   10,000      10,000
Ford Motor Credit Co.,
   2.24%*, 7/16/02**, MTN                   24,500      24,506
General Secretariat Oas,
   2.00%*, 5/2/02**,
   LOC Bank of America                       4,680       4,680
Heller Financial, Inc.,
   6.50%, 7/22/02, MTN                       6,000       6,060
Heller Financial, Inc.,
   7.50%, 8/23/02                            4,100       4,168
Hoseki Homes I,
   2.14%*, 5/2/02**,
   LOC Huntington National Bank              5,000       5,000
Household Finance Corp.,
   2.11%*, 5/28/02**, MTN                   11,000      11,001
Household Finance,
   2.11%*, 6/20/02**                        30,000      29,990
Household Finance,
   6.13%, 7/15/02                           20,000      20,134
Huntington National Bank,
   1.95%*, 6/19/02**                        50,000      49,995
John Deere Capital Corp.,
   Series D, 1.98%*, 5/6/02**, MTN          10,000      10,000
John Deere Capital Corp.,
   2.16%*, 5/12/02**, MTN                   15,000      14,996
John Deere Capital Corp.,
   2.08%*, 6/3/02**, MTN                    20,000      20,016
JP Extrusions, Inc.,
   2.05%*, 5/2/02**,
   LOC Bank One                              9,230       9,230
Liberty Lighthouse U.S. Capital,
   1.96%*, 5/1/02**                         40,000      40,000
Merrill Lynch & Co., Inc.,
   2.15%*, 5/1/02**                         30,000      30,040
Merrill Lynch & Co.,
   1.84%*, 5/2/02**, MTN                    15,000      15,000
Merrill Lynch & Co.,
   2.04%*, 5/13/02**, MTN                   16,000      16,017
Merrill Lynch & Co.,
   1.95%*, 7/24/02**, MTN                   15,000      15,008
Merrill Lynch & Co.,
   6.97%, 9/13/02                            5,000       5,088
Merrill Lynch & Co., Inc.,
   7.18%, 2/11/03, MTN                      10,500      10,877
National Rural Utilities,
   2.01%*, 5/13/02**                        18,000      17,995

                                        Principal    Amortized
Security Description                      Amount       Cost

Orthopaedic Institute,
   2.15%*, 5/2/02**,
   LOC Huntington Bank                    $  9,000  $    9,000
PNC Bank NA,
   1.92%*, 5/15/02**                         8,000       8,001
Pomeroy Investments,
   2.07%*, 5/2/02**,
   LOC Firstar Bank                          3,150       3,150
Primex Funding Corp.,
   2.00%*, 5/2/02**,
   LOC Bank One                              7,700       7,700
Richfield Technology Associates LLC,
   2.07%*, 5/2/02**,
   LOC Firstar Bank                          4,240       4,240
RKS LLC,
   2.00%*, 5/1/02**,
   LOC AmSouth Bank                          8,900       8,900
RMD Corp.,
   2.10%*, 5/2/02**,
   LOC Fifth Third Bank                      7,500       7,500
SeaRiver Maritime, Inc.,
   1.89%*, 5/1/02**                         26,700      26,700
Sigma Finance, Inc.,
   2.18%*, 5/7/02**                         20,000      20,000
Sigma Finance, Inc.,
   1.85%*, 5/28/02**                        60,000      59,998
Southwestern Ohio Steel,
   2.07%*, 5/2/02**,
   LOC Firstar Bank                          5,860       5,860
Stevenson Photo Color Co.,
   2.07%*, 5/2/02**                          6,385       6,385
Unilever Capital Corp.,
   2.06%*, 7/24/02**                        78,000      78,071

Total Corporate Bonds (Amortized Cost $779,380)        779,380

Taxable Municipal Bonds (1.4%)

Kansas (0.2%):
Olathe,
   2.00%*, 5/2/02**,
   LOC Bank of America                       5,000       5,000

Kentucky (0.2%):
Maruga, Series 1999-A,
   2.07%*, 5/2/02**,
   LOC Fifth Third Bank                      5,170       5,170

North Carolina (0.2%):
Roman Catholic Diocese Raleigh,
   2.00%*, 5/2/02**,
   LOC: Bank of America                      6,270       6,270

Texas (0.8%):
State, Veterans Housing, GO,
   1.98%*, 5/1/02**                         21,840      21,840

Total Taxable Municipal Bonds
(Amortized Cost $38,280)                                38,280

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Prime Obligations Fund                                           April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                                    Amortized
                                        Principal  Cost/Market
Security Description                      Amount      Value
Repurchase Agreement (6.3%)
Bear Stearns & Co., 1.91%, 5/1/02
   (Collateralized by $81,644
   various U.S. Government Securities,
   0.00%-8.88%, 2/15/14-8/15/22,
   market value $81,644)                  $ 80,000  $   80,000
UBS Warburg, 1.92%, 5/1/02
   (Collateralized by $99,227
   various U.S. Government Securities,
   0.00%-7.05%, 8/7/02-10/3/16,
   market value $97,815)                    97,278      97,278

Total Repurchase Agreement (Cost $177,278)             177,278

U.S. Government Agencies (8.4%)

Federal Farm Credit Bank (0.5%):
5.25%, 5/1/02                               14,000      14,000

Federal Home Loan Bank (2.9%):
1.83%, 6/26/02                              62,326      62,149
2.13%, 12/11/02                             19,580      19,551

                                                        81,700

Federal Home Loan
   Mortgage Corp. (1.3%):
5.50%, 5/15/02                              14,545      14,554
7.00%, 2/15/03                              20,000      20,766

                                                        35,320

Federal National Mortgage
   Association (3.7%):
1.81%*, 5/1/02**                            80,000      79,998
2.18%*, 5/7/02**                            25,000      25,000
                                                       104,998

Total U.S. Government Agencies
(Amortized Cost $236,018)                              236,018

Total Investments
(Amortized Cost $2,799,130) (a) -- 99.9%             2,799,130

Other assets in excess of liabilities -- 0.1%            2,406

NET ASSETS -- 100.0%                                $2,801,536


(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Section 4(2) commercial paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2002.

** The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

MTN -- Medium Term Note

LOC -- Letter of Credit

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Financial Reserves Fund                                          April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Bankers Acceptance (0.5%)

Fifth Third Bank, 1.90%, 5/31/02           $ 3,000    $  2,995

Total Bankers Acceptance (Amortized Cost $2,995)         2,995

Certificates of Deposit (6.8%)
ABN-AMRO North American Bank,
   1.92%, 6/24/02                            6,000       6,000
ABN-AMRO North American Bank,
   2.55%, 12/20/02                           3,000       3,004
Mellon Bank,
   2.00%, 7/9/02                             5,000       5,000
Royal Bank of Canada,
   2.50%, 12/18/02                          10,000      10,000
Toronto Dominion,
   4.18%, 7/31/02                            8,000       8,000
Westdeutsche Landesbank,
   1.78%*, 5/22/02**                        12,000      11,995

Total Certificates of Deposit (Amortized Cost $43,999)  43,999

Commercial Paper (42.0%)

Brown-Forman Corp.,
   1.72%, 6/24/02 (b)                       10,000       9,974
Dresdner Bank,
   1.86%, 7/8/02                            10,000       9,965
Edison Asset Securitization,
   2.05%, 7/16/02 (b)                       25,000      24,893
Eureka Securitization, Inc.,
   1.83%, 5/20/02 (b)                       20,000      19,981
Fleet Funding Corp.,
   1.80%, 5/8/02 (b)                        22,627      22,619
Fountain Square Commercial
   Funding Corp.,
   1.84%, 5/31/02 (b)                        3,100       3,095
Fountain Square Commercial
   Funding Corp.,
   1.91%, 6/10/02 (b)                        5,025       5,014
Fountain Square Commercial
   Funding Corp.,
   1.95%, 6/24/02 (b)                        4,021       4,009
Fountain Square Commercial
   Funding Corp.,
   1.95%, 6/27/02 (b)                        6,822       6,802
Gillette,
   1.85%, 5/1/02 (b)                        30,000      30,000
Peacock Funding,
   1.83% , 5/22/02,
   LOC General Electric Co. (b)             25,000      24,973
Pfizer, Inc.,
   1.90%, 6/19/02 (b)                       25,000      24,935
Royal Bank of Canada,
   1.94%, 9/30/02                           20,000      19,836
Salomon Smith Barney, Inc.,
   1.84%, 5/1/02                            14,000      14,000
Schlumberger Co.,
   1.88%, 6/7/02 (b)                        20,872      20,833
UBS Finance Corp.,
   1.90%, 5/1/02                            30,000      30,000

Total Commercial Paper
(Amortized Cost $270,929)                              270,929

                                        Principal    Amortized
Security Description                      Amount       Cost

Corporate Bonds (33.0%)

4-L Co. of Carmel,
   2.05%*, 5/2/02**,
   LOC Bank One Michigan                   $ 1,930    $  1,930
American General Finance Corp.,
   7.45%, 7/1/02                             2,250       2,262
Ameritech Capital Funding,
   5.88%, 2/19/03                           11,000      11,283
BellSouth Capital Funding,
   7.00%, 6/19/02                            3,000       3,011
Caterpillar Financial Services Corp.,
   5.96%, 1/9/03, MTN                        5,000       5,121
Cincinnati Hills Christian Academy,
   2.10%*, 5/2/02**,
   LOC Fifth Third                           5,520       5,520
CIT Group, Inc.,
   2.08%*, 5/1/02**, MTN                     5,000       5,003
CIT Group, Inc.,
   7.12%, 6/17/02                            3,500       3,513
Eastman Kodak Co.,
   2.02%*, 6/17/02**                        10,000       9,999
EZFlow, LP,
   2.00%*, 5/2/02**,
   LOC Bank of America                       7,655       7,655
General Electric Capital Corp.,
   6.52%, 10/8/02                            1,500       1,529
General Motors Acceptance Corp.,
   2.20%*, 5/12/02**, MTN                    3,000       3,000
General Motors Acceptance Corp.,
   2.21%*, 5/23/02**, MTN                    3,000       3,000
Household Finance,
   2.11%*, 6/20/02**                        10,000       9,997
Household Finance,
   6.13%, 7/15/02                            1,100       1,104
John Deere Capital Corp.,
   2.08%*, 6/3/02**, MTN                    10,000      10,009
John E. Staten Properties,
   2.06%*, 5/2/02**,
   LOC National City Bank                    3,605       3,605
Liberty Lighthouse U.S. Capital,
   1.96%*, 5/1/02**                         20,000      20,000
Mark-Lynn Foods, Inc.,
   2.00%*, 5/2/02**,
   LOC Bank of America                       4,000       4,000
Merrill Lynch & Co., Inc.,
   2.15%*, 5/1/02**                         10,000      10,013
Nynex Credit Co.,
   6.65%, 9/16/02                            5,000       5,080
QC Reprographics, Inc.,
   2.07%*, 5/2/02**,
   LOC Firstar Bank (c)                      1,950       1,950
Redbank Professional Office Building,
   2.07%*, 5/2/02**,
   LOC Firstar Bank (c)                      3,215       3,215
SeaRiver Maritime, Inc.,
   1.89%*, 5/1/02**                         19,100      19,101
SGM Funding Corp.,
   2.07%*, 5/2/02**,
   LOC Firstar Bank                          3,465       3,465

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Financial Reserves Fund                                          April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Sharp Electronics,
   2.07%*, 5/2/02**,
   LOC Fifth Third Bank                    $ 3,285    $  3,285
Sigma Finance, Inc.,
   2.18%*, 5/7/02**                         10,000      10,000
Sigma Finance, Inc.,
   1.85%*, 5/28/02**                        20,000      20,000
Telesis/Autumn Leaves Ltd.,
   2.00%*, 5/2/02**,
   LOC Bank of America (c)                   6,220       6,220
Tisdel Holdings, Inc.,
   2.07%*, 5/2/02**,
   LOC Firstar Bank (c)                      2,470       2,470
Unilever Capital Corp.,
   2.06%*, 7/24/02**                        11,000      11,010
Yeager-Kreutzjan Partners,
   2.15%*, 5/2/02**,
   LOC Huntington                            5,850       5,850

Total Corporate Bonds (Amortized Cost $213,199)        213,200

Taxable Municipal Bonds (9.6%)

Arizona (0.9%):
Tucson Airport Authority, Inc.,
   2.00%*, 5/2/02**,
   LOC Bank of America                       6,100       6,100

Florida (2.9%):
Polk County Industrial
   Developement Authority,
   Watson Clinic,
   2.00%*, 5/2/02**,
   LOC Bank of America (c)                   8,700       8,700
Polk County Industrial
   Development Authority,
   2.00%*, 5/2/02**,
   LOC Bank of America                       2,500       2,500
Watson Clinic,
   2.00%*, 5/2/02**,
   LOC Bank of America                       7,300       7,300

                                                        18,500

Kansas (1.2%):
Olathe,
   2.00%*, 5/2/02**,
   LOC Bank of America                       8,000       8,000

Kentucky (0.9%):
Maruga,
   Series 1999b, 2.07%*, 5/2/02**,
   LOC Firstar Bank                          1,265       1,265
Warren County Industrial
   Development Authority,
   Series B-2, 2.00%*, 5/2/02**,
   LOC Bank of America                       4,700       4,700

                                                         5,965

Mississippi (1.7%):
Mississippi Business Finance Corp.,
   1.91%, 5/8/02,
   LOC BP Amoco                              8,100       8,100

                                                    Amortized
                                        Principal  Cost/Market
Security Description                      Amount      Value

Mississippi Business Finance Corp.,
   2.00%*, 5/2/02**,
   LOC Bank of America                     $ 2,900    $  2,900

                                                        11,000

Texas (2.0%):
Dallas-Fort Worth
   International Airport Facility,
   2.00%*, 5/2/02**,
   LOC Bank of America                       7,745       7,745
Splendora Higher Education
   Facilities Corp.,
   Series B, 2.05%*, 5/2/02**,
   LOC Wells Fargo                           4,900       4,900

                                                        12,645

Total Taxable Municipal Bonds
(Amortized Cost $62,210)                                62,210

Repurchase Agreement (4.7%)
UBS Warburg,
   1.92%, 5/1/02
   (Collateralized by $88,412
   various U.S. Government Securities,
   0.00%-6.20%, 12/30/02-10/3/16,
   market value $88,272)                    30,285      30,285

Total Repurchase Agreement (Cost $30,285)               30,285

U.S. Government Agencies (3.3%)
Federal Farm Credit Bank (1.5%):
1.90%, 7/1/02                               10,000       9,999

Federal Home Loan Bank (0.8%):

6.75%, 5/1/02                                5,100       5,100

Federal Home Loan
   Mortgage Corp. (1.0%):
7.00%, 2/15/03                               6,000       6,230

Total U.S. Government Agencies
(Amortized Cost $21,329)                                21,329

Total Investments
(Amortized Cost $644,946) (a) -- 99.9%                 644,947

Other assets in excess of liabilities -- 0.1%              632

NET ASSETS -- 100.0%                                  $645,579


(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Section 4(2) commercial paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2002.

** The date reflects the next rate change date.

Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

MTN -- Medium Term Note

LOC -- Letter of Credit

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Tax-Free Money Market Fund                                       April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Municipal Bonds (99.5%)

Alabama (5.0%):
Hamilton Industrial Development
   Board Revenue,
   Speedrack Project,
   2.00%*, 5/1/02**,
   LOC Bank One Michigan                   $ 2,100    $  2,100
Housing Finance Authority Revenue,
   Multifamily Housing,
   Hillwood Project,
   Series H, 1.75%*, 5/2/02**, FNMA          3,330       3,330
Housing Finance Authority Revenue,
   Multifamily Housing,
   Rocky Ridge Project,
   Series F, 1.75%*, 5/2/02**, FNMA          6,000       6,000
Montgomery Hospital,
   Series C, 1.75%*, 5/1/02**,
   AMBAC, SPA Mellon Bank N.A.               5,800       5,800
Montgomery Hospital,
   Series D, 1.75%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            5,000       5,000
Montgomery Hospital,
   Series G, 1.70%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            2,135       2,135
Montgomery Hospital,
   Series H, 1.70%*, 5/1/02**,
   AMBAC, SPA Mellon Bank N.A.               4,900       4,900
Montgomery Hospital, VHA Inc.,
   Series B, 1.70%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            5,400       5,400

                                                        34,665

Alaska (0.1%):
State International Airport Revenue,
   Series A, 4.00%, 10/1/02, AMBAC           1,000       1,010

Arizona (0.5%):
Phoenix, GO,
   Series A, 4.90%, 7/1/02                   2,000       2,012
Pima County, Industrial
   Development Authority, IDR,
   Brush Wellman, Inc. Project,
   1.80%*, 5/2/02**,
   LOC National City Bank                    1,500       1,500

                                                         3,512

District of Columbia (0.9%):
District of Columbia Housing -- Carmel,
   1.78%*, 5/2/02**,
   LOC Bank One N.A.                         1,000       1,000
District of Columbia Revenue,
   Resources for the Future Inc.,
   1.75%*, 5/2/02**,
   LOC First Union Bank                      5,245       5,245

                                                         6,245

                                        Principal    Amortized
Security Description                      Amount       Cost

Florida (1.6%):
Broward County Housing
   Finance Authority Revenue,
   Multifamily Housing,
   Waters Edge Project,
   1.70%*, 5/1/02**, FNMA                  $ 3,100    $  3,100
Clay County Housing
   Finance Authority Revenue,
   Multifamily Housing, Bluff Housing,
   Series A, 1.70%*, 5/1/02**, FHLMC         6,515       6,515
Housing Finance Agency, Multifamily
   Housing, Twin Colony,
   1.75%*, 5/1/02**,
   LOC Credit Suisse                         1,500       1,500

                                                        11,115

Georgia (0.8%):
Atlanta Airport Facilities Revenue,
   6.00%, 1/1/03, AMBAC                      1,100       1,129
Morgan County Development
   Authority Industrial Revenue,
   Ivex Corp. Project,
   2.05%*, 5/3/02**,
   LOC Societe Generale AMT                  2,680       2,680
Private Colleges & University
   Facilities Authority Revenue,
   Emory University Project,
   Series C, 5.75%, 10/1/02                  1,580       1,607

                                                         5,416

Illinois (14.5%):
Chicago, Noble Street Charter,
   1.85%*, 5/1/02**,
   LOC Bank One N.A.                         2,500       2,500
Development Finance Authority
   Revenue, IDR, Haskris Co. Project,
   2.09%*, 5/4/02**,
   LOC American National
   Bank & Trust AMT                          1,540       1,540
Development Finance Authority
   Revenue, IDR, Ivex Corp. Project,
   2.05%*, 5/2/02**,
   LOC Societe Generale AMT                  2,300       2,300
Development Financial Authority
   Revenue, Derby Industries, Inc. Project,
   2.00%*, 5/2/02**,
   LOC Bank One Michigan AMT                 2,200       2,200
Development Financial Authority
   Revenue, Glenwood School for Boys,
   1.70%, 5/1/02,
   LOC Harris Trust & Savings Bank           2,100       2,100
Development Financial Authority
   Revenue, IDR, Hoda LLC Project,
   Series B, 1.99%*, 5/7/02**,
   LOC American National
   Bank & Trust AMT                          2,345       2,345

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                       April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Development Financial Authority
   Revenue, IDR, Industrial Steel
   Construction Inc. Project,
   2.00%*, 5/2/02**,
   LOC American National
   Bank & Trust AMT                        $ 4,210    $  4,210
Development Financial Authority
   Revenue, IDR, Panek Precision
   Products Project,
   2.00%*, 5/1/02**,
   LOC American National
   Bank & Trust AMT                          1,600       1,600
Development Financial Authority
   Revenue, IDR,
   Technifast Industries, Inc.,
   Series A, 2.04%*, 5/4/02**,
   LOC American National
   Bank & Trust AMT                          4,000       4,000
Development Financial Authority Revenue,
   Museum of Contemporary Arts Project,
   1.75%*, 5/1/02**,
   LOC Bank One N.A.                         6,200       6,200
Development Financial Authority Revenue,
   Radiological Society Project,
   1.75%*, 5/2/02**,
   LOC American National
   Bank & Trust                              2,000       2,000
Development Financial Authority Revenue,
   Solid Waste Disposal,
   2500 Develgroup LLC Project,
   Series A, 2.00%*, 5/2/02**,
   LOC American National
   Bank & Trust AMT                          2,200       2,200
Development Financial Authority
   Revenue, Teachers Academy for Math,
   1.75%*, 5/1/02**,
   LOC American
   National Bank & Trust                     3,500       3,500
Development Financial Authority
   Revenue, WDC Partners LLC Project,
   2.09%*, 5/7/02**,
   LOC American National
   Bank & Trust AMT                          1,930       1,930
Development Financial Authority,
   LaSalle Foundation Project,
   1.75%*, 5/1/02**,
   LOC American National
   Bank & Trust                              4,100       4,100
East St. Louis Tax Increment,
   Public Library Project,
   1.80%*, 5/2/02**,
   LOC Bank of America                       3,325       3,325
Educational Facilities Authority Revenue,
   Lincoln Park Society,
   1.70%*, 5/1/02**,
   LOC LaSalle Bank                          2,600       2,600

                                        Principal    Amortized
Security Description                      Amount       Cost

Educational Facilities Authority
   Revenue, Museum of Natural History,
   1.75%*, 5/1/02**,
   LOC Bank One N.A.                       $ 1,750    $  1,750
Educational Facilities Authority
   Revenue, National Louis University,
   Series A, 1.72%*, 5/2/02**,
   LOC American National
   Bank & Trust                                100         100
Educational Facilities Authority
   Revenue, National Louis University,
   Series B, 1.75%*, 5/2/02**,
   LOC American National
   Bank & Trust                             17,400      17,399
Galesburg, Knox College Project,
   1.80%*, 5/2/02**,
   LOC LaSalle Bank                          5,000       5,000
Glendale Heights, IDR,
   Hudapack Metal Project,
   2.05%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                3,400       3,400
Hanover Park, IDR,
   Spectra-Tech, Inc. Project,
   2.05%*, 5/2/02**,
   LOC Harris Bank & Trust AMT               1,415       1,415
Health Facilities Authority
   Revenue, Lifelink Corp.,
   Series A, 1.75%*, 5/1/02**,
   LOC American National
   Bank & Trust                              1,975       1,975
Health Facilities Authority Revenue,
   Resurrection Health,
   Series B, 1.65%*, 5/1/02**,
   FSA, SPA LaSalle Bank                     1,200       1,200
Health Facilities Authority Revenue,
   Southern Illinois Healthcare, Inc.,
   1.75%*, 5/1/02**,
   LOC Firstar Bank                          1,900       1,900
Health Facilities Authority Revenue,
   Washington & Jane Smith Home,
   1.75%*, 5/1/02**,
   LOC Comerica Bank                         3,000       3,000
Naperville Revenue,
   Dupage Children's Museum Project,
   1.75%*, 5/1/02**,
   LOC American National
   Bank & Trust                              2,000       2,000
Quad Cities Regional Economic
   Development Authority,
   Steel Warehouse,
   2.00%*, 5/2/02**,
   LOC Bank One N.A. AMT                     3,200       3,200
Savanna, IDR,
   Metform Corp. Project,
   Series B, 1.75%*, 5/1/02**,
   LOC Bank One N.A.                         2,000       2,000

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                       April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

State Development Financial
   Authority, EDR,
   CPL/Downers Grove Partnership,
   2.05%*, 5/7/02**,
   LOC LaSalle Bank                        $ 4,500    $  4,500
Will County, IDR, LPX, Inc.,
   2.10%*, 5/2/02**,
   LOC Societe Generale                      1,750       1,750
Yorkville, IDR,
   Wheaton & Co. Inc. Project,
   2.00%*, 5/2/02**,
   LOC American National
   Bank & Trust AMT                          1,600       1,600

                                                       100,839

Indiana (13.0%):
Bedford, EDR,
   1.83%*, 5/2/02**,
   LOC FHLB                                  1,725       1,725
Bond Bank,
   Advanced Funding Project,
   Series A, 2.25%, 1/22/03                  7,550       7,583
Bond Bank,
   Special Project, Tri County,
   Series D, 1.80%*, 5/2/02**,
   LOC Huntington Bank                       6,405       6,405
Elkhart County, EDR,
   Hinsdale Farms Ltd. Project,
   2.00%*, 5/2/02**,
   LOC American National
   Bank & Trust AMT                          2,695       2,695
Fort Wayne, EDR,
   2.00%*, 5/1/02**,
   LOC Bank One N.A. AMT                     3,000       3,000
Greenwood, EDR,
   Endress & Hauser Inc.,
   Series B, 2.00%*, 5/2/02**,
   LOC Deutsche Bank AG AMT                  1,100       1,100
Greenwood, IDR,
   Jacks Investments LLC Project,
   2.00%*, 5/2/02**,
   LOC Bank One N.A. AMT                     1,650       1,650
Hendricks County Industrial
   Redevelopment Commission
   Tax Increment Revenue,
   Heartland Crossings Project,
   Series A, 1.80%*, 5/2/02**,
   LOC Huntington Bank                       3,495       3,495
Hendricks County Industrial
   Redevelopment Commission
   Tax Increment Revenue,
   Heartland Crossings Project,
   Series A, 1.80%*, 5/2/02**,
   LOC Huntington Bank                       1,560       1,560

                                        Principal    Amortized
Security Description                      Amount       Cost

Indianapolis Housing Revenue,
   Multifamily Housing,
   El Beulah Retirement Village,
   1.85%*, 5/1/02**,
   LOC Fifth Third Bank                    $ 2,700    $  2,700
Indianapolis, EDR,
   White Arts, Inc. Project,
   1.82%*, 5/2/02**,
   LOC General Electric                      4,300       4,300
Lagrande County, EDR,
   LA West Inc. Project,
   2.00%*, 5/1/02**,
   LOC Bank One N.A. AMT                     2,000       2,000
Lawrence Southwark,
   2.00%*, 5/2/02**,
   LOC Mellon Bank N.A. AMT                  1,660       1,660
Mooresville Viking Air Tools,
   2.00%*, 5/1/02**,
   LOC Bank One N.A. AMT                     3,260       3,260
Noblesville,
   Rivers Edge Apartments Project,
   1.85%*, 5/2/02**,
   LOC Bank One N.A.                         2,800       2,800
Plymouth, EDR,
   1.82%*, 5/2/02**,
   LOC Firstar Bank                          4,125       4,125
Seymour, EDR,
   Spaceguard, Inc. Project,
   2.00%*, 5/1/02**,
   LOC Bank One Michigan                     1,015       1,015
State Development Financial
   Authority Revenue,
   Custom Lights Inc. Project,
   2.00%*, 5/2/02**,
   LOC Bank One N.A.                         3,000       3,000
State Development Financial
   Authority Revenue, EDR,
   Bhar Associates, Inc. Project,
   2.04%*, 5/2/02**,
   LOC Bank One N.A. AMT                     2,100       2,100
State Development Financial
   Authority Revenue,
   Educational Facilities,
   1.75%*, 5/1/02**,
   LOC Bank One N.A.                         2,010       2,010
State Development Financial
   Authority Revenue,
   Educational Facilities,
   Model Aeronautics,
   1.85%*, 5/2/02**,
   LOC Bank One N.A.                         4,200       4,200


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                       April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

State Development Financial
   Authority Revenue,
   Educational Facilities,
   Youth Opportunity Center,
   1.75%*, 5/1/02**,
   LOC Bank One N.A.                       $ 5,500    $  5,500
State Development Financial
   Authority, EDR,
   1.85%*, 5/2/02**,
   LOC Bank One N.A.                         4,500       4,500
State Development Financial
   Authority, EDR,
   Daubert VCI, Inc. Project,
   2.00%*, 5/2/02**,
   LOC American National
   Bank & Trust AMT                          2,430       2,430
State Development Financial
   Authority, EDR,
   ICorp Haulin Trailers Project,
   2.00%*, 5/2/02**,
   LOC Bank One N.A. AMT                     2,000       2,000
State Educational Facilities
   Authority Revenue,
   Indiana Wesleyan University Project,
   Series B, 1.85%*, 5/1/02**,
   LOC Bank One Michigan                     3,500       3,500
State Educational Facilities
   Authority Revenue,
   Bethel College,
   Series B, 1.75%*, 5/1/02**,
   LOC Bank One N.A.                         2,700       2,700
State Educational Facilities
   Authority Revenue,
   University of Evansville,
   Series B, 1.85%*, 5/2/02**,
   LOC Fifth Third Bank                      4,640       4,640
State Educational Facilities
   Authority Revenue,
   Bethel College,
   Series A, 1.75%*, 5/1/02**,
   LOC Bank One Michigan                     2,900       2,900

                                                        90,553

Kansas (0.3%):
Independent College Financial
   Authority Revenue,
   Sterling College Project,
   Series A, 1.83%*, 5/2/02**,
   LOC Firstar Bank                          2,365       2,365

Kentucky (4.2%):
Covington,
   Industrial Building Revenue,
   St. Charles Center, Inc.,
   1.77%*, 5/2/02**,
   LOC Firstar Bank                          3,070       3,070


                                        Principal    Amortized
Security Description                      Amount       Cost

Crestview Hill Industrial
   Building Revenue,
   Thomas Moore College Project,
   1.77%*, 5/2/02**,
   LOC Fifth Third Bank                    $ 7,200    $  7,200
Dayton Industrial Building Revenue,
   Woodcraft Manufacturing Co., Inc.
   Project, 2.02%*, 5/2/02**,
   LOC Fifth Third Bank                        565         565
Economic Development Financial
   Authority, Hospital Facilities Revenue,
   1.80%*, 5/2/02**,
   LOC Firstar Bank                          6,400       6,400
Governmental Agencies, TRAN,
   3.10%, 6/28/02                            3,130       3,132
Lexington Fayette Urban County
   Government Industrial Building
   Revenue, 1.80%*, 5/2/02**,
   LOC National City Bank                    3,610       3,610
Mayfield Multi-City Lease Revenue,
   1.80%*, 5/1/02**,
   LOC PNC Bank N.A.                         3,400       3,400
Somerset, Industrial Building Revenue,
   Glen Oak Lumber & Mining,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                1,665       1,665

                                                        29,042

Maine (2.3%):
Cumberland County, GO, TAN,
   2.25%, 11/29/02                           8,000       8,030
State Health & Higher Educational
   Facility Authority Revenue,
   VHA New England, Inc.,
   Series B, 1.75%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            1,200       1,200
State Health & Higher Educational
   Facility Authority Revenue,
   VHA New England, Inc.,
   Series F, 1.70%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            5,300       5,300
State Health & Higher Educational
   Facility Authority Revenue,
   VHA New England, Inc.,
   Series G, 1.75%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            1,600       1,600

                                                        16,130

Michigan (3.7%):
Bay City School District, GO,
   5.95%, 5/1/02                             1,135       1,135
Haslett Public School District, GO,
   6.05%, 5/1/02                             1,520       1,520
Huron Valley School District, GO,
   5.45%, 5/1/02                             1,500       1,500

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                       April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Jackson Public Schools, GO,
   2.20%, 8/22/02,
   LOC Comerica Bank                       $ 2,250    $  2,255
St. Joseph County Economic
   Development Limited
   Obligation Revenue,
   ECM Converting Co. Project,
   2.00%*, 5/1/02**,
   LOC Bank One Michigan AMT                 2,100       2,100
State Micron,
   2.00%*, 5/1/02**,
   LOC Bank One Michigan                     1,000       1,000
State Strategic Fund Limited
   Obligation Revenue,
   Agape Plastics Inc. Project,
   2.00%*, 5/1/02**,
   LOC Bank One Michigan AMT                 1,700       1,700
State Strategic Fund Limited
   Obligation Revenue,
   Campau Leasing &
   Development Project,
   2.00%*, 5/2/02**,
   LOC Bank One Michigan AMT                 4,500       4,500
State Strategic Fund Limited
   Obligation Revenue,
   Diagnostic Real Estate LLC,
   2.00%*, 5/1/02**,
   LOC Bank One Michigan AMT                 1,200       1,200
State Strategic Fund Limited
   Obligation Revenue,
   J&L Holding LLC Project,
   2.00%*, 5/2/02**,
   LOC Bank One Michigan AMT                 4,795       4,795
State Strategic Fund Limited
   Obligation Revenue,
   Michigan Metal Technologies Project,
   2.00%*, 5/1/02**,
   LOC Bank One Michigan AMT                 2,000       2,000
State Strategic Fund Limited
   Obligation Revenue,
   Non-Ferrous Cast Alloys Project,
   2.00%*, 5/1/02**,
   LOC Bank One Michigan AMT                 2,100       2,100

                                                        25,805

Minnesota (0.4%):
St. Paul Port Authority,
   IDR, Northern Iron Corp. Project,
   2.05*, 5/1/02**,
   LOC Firstar Bank AMT                      1,720       1,720
State, GO,
   5.40%, 8/1/02                             1,085       1,095

                                                         2,815

                                        Principal    Amortized
Security Description                      Amount       Cost

Mississippi (0.9%):
Blue Mountain, IDR,
   Blue Mountain
   Production Co. Project,
   2.05%*, 5/2/02**,
   LOC Harris Trust
   & Savings Bank AMT                      $ 1,500    $  1,500
Flowood,
   Multifamily Revenue,
   Reflection Pointe Apartments,
   1.72%*, 5/1/02**, FNMA                    5,080       5,080

                                                         6,580

Missouri (4.3%):
Boone County Hospital Revenue,
   1.75%*, 5/2/02**,
   LOC Firstar Bank                          6,300       6,300
Kansas City, IDR,
   Century Avenue Association,
   1.75%*, 5/1/02**,
   LOC Bank of America AMT                   4,900       4,900
St. Charles County, IDR,
   Cedar Ridge Project,
   1.74%*, 5/2/02**, FNMA                   13,425      13,425
St. Louis County Industrial
   Development Authority Revenue,
   Friendship Village,
   Series B, 1.75%*, 5/1/02**,
   LOC LaSalle Bank                          4,725       4,725
St. Louis Missouri, IDR,
   American Cancer Society,
   1.72%*, 5/2/02**,
   LOC Bank of America                         800         800

                                                        30,150

New Hampshire (2.9%):
Higher Education,
   1.70%*, 5/1/02**,
   AMBAC, SPA Mellon Bank N.A.               1,500       1,500
Higher Educational & Health
   Facilities Authority Revenue,
   1.75%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            7,300       7,300
Higher Educational & Health
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series C, 1.75%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            6,300       6,300
Higher Educational & Health
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series D, 1.75%, 5/1/02**,
   AMBAC, SPA Fleet National Bank            1,800       1,800


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                       April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

State Business APEX
   Telecommunications Project,
   1.98%*, 5/2/02**,
   LOC Huntington Bank                     $ 3,260    $  3,260

                                                        20,160

New Jersey (1.9%):
Bayonne Utilities Authority,
   Sewer Project, BAN,
   3.50% 5/7/02                             13,000      13,000

New Mexico (0.1%):
Gadsden Independent School District,
   Number 16, GO,
   3.50%, 8/15/02, MBIA                      1,000       1,005

North Carolina (2.5%):
Educational Facilities Financing
   Agency Revenue,
   Charlotte Day School,
   1.70%*, 5/2/02**,
   LOC Bank of America                      15,610      15,610
Wilkes County Industrial & Pollution
   Control Authority,
   1.80%*, 5/2/02**,
   LOC Bank of America AMT                   1,800       1,800

                                                        17,410

Ohio (3.5%):
Chillicothe, GO, BAN,
   3.18%, 5/31/02                            3,000       3,000
Clinton County Human
   Services, GO, BAN,
   3.51%, 5/17/02                            2,900       2,900
Fairfield County, GO, BAN,
   3.10%, 7/9/02                             1,880       1,882
Franklin, GO, BAN,
   3.30%, 5/31/02                            2,000       2,000
Mansfield, GO, BAN,
   3.50%, 5/23/02                            4,250       4,251
Mayfield City School District, GO, BAN,
   2.83%, 7/2/02                             1,080       1,080
Mentor, GO, BAN,
   3.25%, 7/18/02                            4,575       4,580
Napoleon, GO, BAN,
   3.27%, 5/15/02                            1,300       1,300
Pickerington, GO, BAN,
   3.30%, 5/24/02                            1,475       1,475
Toledo City Services
   Special Assessments,
   1.75%*, 5/1/02**,
   LOC Bank One N.A.                         2,000       2,000

                                                        24,468

                                        Principal    Amortized
Security Description                      Amount       Cost

Oklahoma (1.3%):
Housing Development Authority
   Revenue, Multifamily Housing,
   Affordable Housing Acquisition,
   Series B, 1.90%*, 5/2/02**,
   LOC Trinity Funding                     $ 5,000    $  5,000
State, IDR,
   School of the Plains Project,
   1.75%*, 5/2/02**,
   LOC Bank of America                       3,955       3,955

                                                         8,955

Pennsylvania (4.3%):
Beaver County, IDR,
   Duquesne Light Co.,
   Series B, 1.70%*, 5/1/02**,
   AMBAC, SPA Bank of New York               6,100       6,100
Clinton County, IDR,
   Mellon Bank National
   Association Project,
   1.85%*, 5/1/02**,
   LOC Mellon Bank N.A.                      3,500       3,500
College Township Industrial Authority,
   IDR, Ball Corp. Project,
   1.75%*, 5/1/02**,
   LOC Bank One N.A.                         4,500       4,500
Erie County Hospital Authority,
   Mercy Terrace Project,
   1.80%*, 5/2/02**,
   LOC PNC Bank N.A.                         2,045       2,045
Luzerne County, IDR,
   YMCA Wilkes-Barre Project,
   1.80%*, 5/2/02**,
   LOC PNC Bank N.A.                         4,940       4,940
Philadelphia Airport Revenue,
   5.50%, 6/15/02, FGIC AMT                  1,575       1,583
State Higher Educational
   Facilities Authority Revenue,
   Association of Independent
   Colleges & Universities,
   Series G4, 2.20%*, 11/1/02**,
   LOC PNC Bank N.A.                         1,000       1,000
State Higher Educational
   Facilities Authority Revenue,
   Association of Independent Colleges,
   Series I4, 3.00%*, 11/1/02**,
   LOC PNC Bank N.A.                         6,000       6,053

                                                        29,721

Rhode Island (0.4%):
Health & Educational Building
   Corp. Revenue,
   St. Georges School Issue,
   1.75%*, 5/1/02**,
   LOC Fleet National Bank                   3,000       3,000

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                       April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

South Carolina (0.2%):
Jobs Economic Development
   Authority Revenue,
   Tufco Industries, Inc. Project,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT              $ 1,100    $  1,100

Tennessee (2.9%):
Clarksville Public Building
   Authority Revenue,
   Pooled Financing,
   1.70%*, 5/2/02**,
   LOC Bank of America                       5,145       5,145
Montgomery County,
   1.70%*, 5/2/02**,
   LOC Bank of America                       2,400       2,400
Montgomery County Public
   Building Authority,
   1.70%*, 5/2/02**,
   LOC Bank of America                         300         300
Montgomery County Public
   Building Authority,
   Pooled Financing,
   1.70%*, 5/2/02**,
   LOC Bank of America                      12,300      12,300

                                                        20,145

Texas (2.4%):
Dallas-Fort Worth Regional
   Airport Revenue,
   Series A, 5.75%, 11/1/02, MBIA            1,450       1,477
Gulf Coast Water Authority,
   Water Systems Contract Revenue,
   Series A, 4.63%, 8/15/02, AMBAC           1,465       1,477
Hays Memorial Health Facilities
   Development Corporation Revenue,
   Central Texas Medical Center Project,
   Series B, 1.75%*, 5/2/02**,
   LOC SunTrust Bank                        11,850      11,850
Houston Water & Sewer
   System Revenue,
   Series C, 5.60%, 12/1/02, MBIA            1,700       1,735

                                                        16,539

Vermont (1.5%):
Education & Health Buildings,
   1.70%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            2,500       2,500
Education & Health Buildings,
   1.75%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            8,300       8,300

                                                        10,800

Virginia (1.8%):
Lynchburg Industrial Development
   Authority, Hospital Facility Revenue,
   VHA Mid Atlantic/Cap,
   Series E, 1.75%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            2,200       2,200

                                        Principal    Amortized
Security Description                      Amount       Cost

Lynchburg Industrial Development
   Authority, Hospital Facility Revenue,
   1.70%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank          $ 1,000    $  1,000
Lynchburg Industrial Development
   Authority, Hospital Facility Revenue,
   1.70%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            6,700       6,700
Prince George County
   Industrial Development
   Authority Revenue,
   2.00%*, 5/3/02**,
   LOC Bank One N.A. AMT                     2,915       2,915

                                                        12,815

Washington (3.1%):
King County, GO,
   5.00%, 12/1/02                            4,000       4,069
Pierce County Economic Development,
   McFarland Cascade Project,
   1.95%*, 5/2/02**,
   LOC U.S. Bancorp AMT                      2,100       2,100
Port Seattle, IDR,
   Douglas Management Co. Project,
   1.75%*, 5/2/02**,
   LOC Bank of America                       3,200       3,200
State Higher Educational Facilities
   Authority Revenue,
   Seattle Pacific University Project,
   Series A, 1.70%*, 5/2/02**,
   LOC Bank of America                      10,000      10,000
State, GO,
   Series B, 5.70% 6/1/02                    1,350       1,355
State, GO,
   Series C, 6.50%, 1/1/03                   1,000       1,030

                                                        21,754

West Virginia (1.8%):
State Hospital Finance Authority,
   1.70%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            5,700       5,700
State Hospital Finance Authority,
   1.75%*, 5/1/02**,
   AMBAC, SPA Fleet National Bank            7,100       7,100

                                                        12,800

Wisconsin (16.4%):
Arrowhead High School District,
   2.90%, 9/26/02                            1,500       1,501
Beaver Dam, IDR,
   Apache Stainless Equipment,
   Series A, 2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                2,000       2,000
Beloit School District, TRAN,
   2.26%, 10/24/02                           4,800       4,800

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fund                                       April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Brodhead, IDR,
   Stoughton Trailers Inc. Project,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT              $ 6,800    $  6,800
Brookfield, IDR,
   Pillar Corp. Project,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                3,250       3,250
Burlington Community
   Development Authority, IDR,
   Series A, 2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                4,500       4,500
Caledonia, IDR,
   Quick Cable Corp. Project,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin                    2,835       2,835
Chilton School District, BAN,
   1.91%, 12/23/02                           2,500       2,500
DC Everest Area
   School District, TRAN,
   3.00%, 8/22/02                            2,050       2,051
Eau Claire Area
   School District, TRAN,
   2.75%, 10/1/02                           15,000      15,034
Evansville, IDR,
   Stoughton Trailers Inc.,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                5,980       5,980
Fitchburg, IDR,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                2,200       2,200
Fort Atkinson, IDR,
   Lorman Iron & Metal,
   2.05%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                1,340       1,340
Green Lake School District, TRAN,
   3.10%, 8/23/02                            1,100       1,101
Johnson Creek School District, TRAN,
   2.92%, 8/2/02                             1,250       1,250
Kenosha, IDR,
   Metalmen Building LLC Project,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                2,970       2,970
Kenosha, IDR,
   Metalmen Building LLC Project,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                2,250       2,250
Kewaskum School District, TRAN,
   2.75%, 9/18/02                            1,585       1,588
Lawrence, IDR,
   R. Lewis & R. Lewis LLC Project,
   2.10%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                1,000       1,000
Luxemburg-Casco School District, TRAN,
   2.15%, 10/25/02                           1,400       1,400

                                        Principal    Amortized
Security Description                      Amount       Cost

Marinette School District, TRAN,
   2.08%, 6/17/02                          $ 2,000    $  2,000
Mattoon, IDR,
   Wisconsin Veneer & Plywood Project,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                1,400       1,400
Milwaukee County Revenue,
   Public Museum,
   1.75%*, 5/1/02**,
   LOC Bank One N.A.                         3,000       3,000
New Lisbon School District, TRAN,
   3.00%, 8/23/02                            1,300       1,301
New Richmond School District, TRAN,
   2.10%, 10/30/02                           2,300       2,301
Oconto Falls Public
   School District, TRAN,
   2.68%, 10/1/02                            3,100       3,101
Port Washington-Saukville
   School District, TRAN,
   2.27%, 11/1/02                            3,300       3,300
Pulaski, IDR,
   2.00%*, 5/1/02**,
   LOC Bank One Wisconsin AMT                1,375       1,375
Rolling, IDR,
   Kretz Lumberg, Inc. Project,
   2.00%*, 5/1/02**,
   LOC Bank One Wisconsin AMT                2,825       2,825
Slinger School District, TRAN,
   2.05%, 9/25/02                            1,750       1,751
State Health & Educational
   Facilities Authority Revenue,
   Valley Packaging Industries Project,
   1.85%*, 5/2/02**,
   LOC Bank One Wisconsin                    2,400       2,400
Sturtevant Community
   Development Authority,
   Quadra Project,
   2.09%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                2,000       2,000
Two Rivers Public
   School District, TRAN,
   2.72%, 9/30/02                            3,500       3,501
Verona Area School District, TRAN,
   2.72%, 8/26/02                            6,750       6,751
Waukesha, IDR,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                3,400       3,400
Waukesha, IDR,
   Delzer Lithograph Co. Project,
   2.00%*, 5/2/02**,
   LOC Bank One Wisconsin AMT                1,000       1,000
West de Pere School District, TRAN,
   2.70%, 10/28/02                           1,750       1,751
Whitefish Bay School District, TRAN,
   2.75%, 6/19/02                            2,000       2,002

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Tax-Free Money Market Fun                                        April 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                        Shares or    Amortized
                                         Principal  Cost/Market
Security Description                      Amount       Value

Winneconne Community
   School District, TRAN,
   2.29%, 10/30/02                         $ 1,500    $  1,500
Wisconsin Heights
   School District, TRAN,
   2.13%, 11/1/02                            1,150       1,151

                                                       114,160
Total Municipal Bonds (Amortized Cost $694,074)        694,074

Investment Companies (0.1%)

Federated Tax-Free Money Market Fund       504,574         505

Total Investment Companies (Cost $505)                     505

Total Investments
(Amortized Cost $694,579) (a) -- 99.6%                 694,579

Other assets in excess of liabilities -- 0.4%            2,442

NET ASSETS -- 100.0%                                  $697,021


(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements.The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2002.

**  The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FGIC -- Financial Guaranty Insurance Co.

FHLMC -- Insured by Federal Home Loan Mortgage Corporation

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

TRAN -- Tax and Revenue Anticipation Note


                      See notes to financial statements.

THE VICTORY PORTFOLIO                                  Schedules of Investments
Ohio Municipal Money Market Fund                                 April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Ohio Municipal Bonds (99.7%)

Akron, GO,
   3.00%, 12/1/02, MBIA                    $ 1,060    $  1,065
Ashtabula County Medical Center
   Project Revenue, Hospital & Nursing
   Home Improvements,
   1.78%*, 5/2/02**,
   LOC Bank One                              2,475       2,475
Athens County Port Authority,
   Ohio Inc. Project,
   1.80%*, 5/2/02**,
   LOC First Union Bank                      4,000       4,000
Auglaize County, G.A.
   Wintzer & Son Co. Project, IDR,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                            890         890
Aurora, GO, BAN,
   2.20%, 12/19/02                           1,200       1,201
Bedford Heights,
   Olympic Steel Inc. Project,
   1.80%*, 5/1/02**,
   LOC National City Bank AMT                  650         650
Bellefontaine, GO, BAN,
   3.14%, 8/1/02                             1,900       1,901
Belmont County, GO, BAN,
   3.19%, 8/19/02                            1,850       1,852
Belmont County, GO, BAN,
   2.22%, 11/19/02                           2,230       2,233
Bowling Green, IDR,
   Lamson & Sessions Project,
   1.77%*, 5/2/02**,
   LOC Harris Trust AMT                      1,700       1,700
Brooklyn, IDR,
   Clinton Road Project,
   2.05%*, 5/1/02**,
   LOC Bank One AMT                            185         185
Butler County, GO, BAN,
   2.23%, 9/25/02                            1,090       1,091
Butler County,
   Healthcare Facilities Revenue,
   1.80%*, 5/3/02**,
   LOC Fifth Third Bank                      4,000       4,000
Butler County,
   Healthcare Facilities Revenue,
   Knolls of Oxford Project,
   1.68%*, 5/2/02**,
   LOC Firstar Bank                          1,500       1,500
Butler County,
   Hospital Facilities Revenue,
   1.72%*, 5/2/02**,
   LOC Fifth Third Bank                      1,615       1,615
Cambridge Hospital Facilities,
   Regional Medical Center Project,
   1.75%*, 5/2/02**,
   LOC National City Bank                    5,000       5,000
Cardinal Local School District, BAN,
   2.50%, 7/31/02                            3,000       3,007

                                        Principal    Amortized
Security Description                      Amount       Cost

Centerville Healthcare Revenue,
   Bethany Lutheran,
   1.80%*, 5/1/02**,
   LOC PNC Bank                            $ 4,150    $  4,150
Cincinnati,
   Bethesda One Ltd. Partners Revenue,
   2.85%*, 8/1/02**,
   LOC Bank One                              4,685       4,685
Cincinnati, IDR,
   4th Star Ltd. Partnership Project, TAN,
   1.80%*, 5/1/02**,
   LOC PNC Bank                              5,750       5,750
Clark County, GO, BAN,
   Series 3, 2.51%, 4/29/03                  1,325       1,329
Cleveland & University Heights
   County School District, BAN,
   2.25%, 7/10/02                            1,125       1,127
Cleveland & University Heights
   County School District, GO, BAN,
   2.50%, 7/10/02                            1,500       1,502
Cleveland Airport Improvement,
   Series D, 1.75%*, 5/1/02**,
   LOC Toronto Dominion Bank AMT             1,400       1,400
Clinton County,
   Airport Facilities Revenue,
   1.70%*, 5/2/02**,
   LOC Wachovia Bank                         6,800       6,800
Clinton County, GO, BAN,
   3.14%, 7/18/02                            1,000       1,001
Clinton County, Hospital Capital,
   1.90%*, 5/1/02**,
   LOC Fifth Third Bank                     32,700      32,701
Clinton Massie Local School District,
   GO, BAN,
   2.07%, 8/8/02                             6,539       6,548
Clinton Massie Local School District,
   GO, BAN,
   2.45%, 8/8/02                            10,000      10,012
Columbiana County, IDR,
   C & S Land Co. Project,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                          2,475       2,475
Coshocton County,
   Healthcare Revenue,
   Hartville Homes Inc. Project,
   1.85%*, 5/2/02**,
   LOC Bank One                              2,950       2,950
Coshocton County,
   Memorial Hospital Project Revenue,
   1.85%*, 5/2/02**,
   LOC Bank One                              2,895       2,895
Cuyahoga County,
   Healthcare Facilities Revenue,
   Applewood Centers Inc. Project,
   1.80%*, 5/3/02**,
   LOC Fifth Third Bank                      2,010       2,010

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Cuyahoga County,
   Healthcare Facilities Revenue,
   Judson Retirement Community Project,
   1.75%*, 5/2/02**,
   LOC National City Bank                  $ 8,895    $  8,895
Cuyahoga County,
   Multifamily Revenue,
   Heritage Towers Apartments Project,
   2.30%, 7/1/02,
   LOC Transamerica Bank                     7,720       7,720
Cuyahoga County,
   Civic Facilities Revenue,
   700 Prospect Corporate Project,
   1.80%*, 5/3/02**,
   LOC Fifth Third Bank                      3,100       3,100
Cuyahoga County,
   Continuing Care Facilities Revenue,
   1.70%*, 5/2/02**,
   LOC Lasalle National Bank                 7,300       7,300
Cuyahoga County,
   Hospital Facilities Revenue,
   Sisters Charity Health Systems,
   1.75%*, 5/2/02**,
   LOC National City Bank                   15,000      15,000
Cuyahoga County,
   Hospital Revenue,
   University Hospitals,
   Series A, 1.80%*, 5/3/02**,
   LOC Fifth Third Bank                      2,000       2,000
Cuyahoga County, IDR,
   Allen Group Inc. Project,
   1.80%*, 5/1/02**,
   LOC LaSalle Bank AMT                      2,600       2,600
Cuyahoga County, IDR,
   Decorp Project,
   1.85%*, 5/2/02**,
   LOC Bank One                              1,340       1,340
Cuyahoga County, IDR,
   Horizon Activities Centers Project,
   1.80%*, 5/2/02**,
   LOC Firstar Bank                          1,170       1,170
Cuyahoga County, IDR,
   Landerhaven Executive Project,
   1.88%*, 5/1/02**,
   LOC Firstar Bank AMT                      1,795       1,795
Cuyahoga County, IDR,
   Progressive Plastics Project,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                          1,045       1,045
Cuyahoga County, IDR,
   Watt Printing Co. Project,
   1.95%*, 5/2/02**,
   LOC National City Bank AMT                2,370       2,370
Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.78%*, 5/2/02**,
   LOC Fifth Third Bank                      1,900       1,900

                                        Principal    Amortized
Security Description                      Amount       Cost

Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.78%*, 5/2/02**,
   LOC Fifth Third Bank                    $ 2,800    $  2,800
Darke County, GO, BAN,
   2.70%, 7/18/02                            4,018       4,022
Darke County, GO, BAN,
   3.15%, 7/18/02                            1,000       1,001
Dayton, GO, BAN,
   2.70%, 5/30/02                            1,900       1,900
Dublin City School District,
   School Facilities Construction
   and Improvement, GO,
   2.12%, 11/14/02                           3,000       3,003
East Palestine City School District,
   2.38%, 10/3/02, BAN                       4,687       4,688
Eaton City School District, GO, BAN,
   1.98%, 7/12/02                           11,950      11,963
Eaton City School District,
   School Improvement, GO, BAN,
   2.36%, 7/12/02                            4,000       4,003
Englewood, IDR,
   YMCA Dayton Project,
   Series A, 1.85%*, 5/2/02**,
   LOC Bank One                              4,800       4,800
Erie County, GO, BAN,
   3.00%, 12/6/02                            1,200       1,207
Erie County,
   Healthcare Facilities Revenue,
   Series B, 1.78%*, 5/2/02**,
   LOC Bank One                              4,760       4,760
Fairborn, EDR,
   2.04%*, 5/2/02**,
   LOC Firstar Bank                            365         365
Fairfield County, GO, BAN,
   3.44%, 7/22/02                            1,000       1,001
Fairfield County, GO, BAN,
   2.59%, 10/10/02                           1,000       1,004
Fairfield County, GO, BAN,
   1.97%, 2/13/03                            1,500       1,504
Fairfield, GO, BAN,
   1.73%, 8/23/02                            4,000       4,003
Fairfield, GO, BAN,
   2.26%, 8/23/02                            1,500       1,501
Fairfield, IDR,
   Prestige Display Project,
   2.00%*, 5/1/02**,
   LOC Bank One AMT                          5,190       5,190
Franklin County, EDR,
   Columbus Electric Funded Project,
   1.72%*, 5/2/02**,
   LOC Bank One                              1,780       1,780
Franklin County,
   Healthcare Facilities Revenue,
   1.80%*, 5/2/02**,
   LOC National City Bank                    2,175       2,175

                     See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Franklin County,
   Healthcare Facilities Revenue,
   Wexner Heritage House Project,
   1.78%*, 5/2/02**,
   LOC Huntington National Bank            $ 2,700    $  2,700
Franklin County,
   Hospital Revenue,
   Children's Hospital Project,
   Series B, 1.88%*, 5/2/02**,
   LOC Bank One                              8,100       8,100
Franklin County,
   Hospital Revenue,
   Doctors OhioHealth,
   Series B, 1.75%*, 5/2/02**,
   LOC National City Bank                   15,175      15,175
Franklin County, IDR,
   Bricker & Eckler,
   1.60%*, 5/1/02**,
   LOC Bank One                              3,500       3,500
Franklin County, IDR,
   Jacobson Stores,
   1.90%*, 5/1/02**,
   LOC Bank One                              6,100       6,100
Franklin County,
   Multifamily Revenue,
   Agler Green Project,
   1.95%, 5/15/02,
   LOC Pacific Mutual                        3,000       3,000
Franklin County,
   Multifamily Revenue,
   Ashley Village Apartments Project,
   2.25%, 5/1/02,
   LOC Transamerica Bank AMT                 7,650       7,650
Geauga County,
   Healthcare Facilities Revenue,
   Heather Hill Inc. Project,
   Series B, 1.78%*, 5/2/02**,
   LOC Bank One                              9,775       9,775
Grand Valley Local School District,
   GO, BAN,
   2.75%, 6/4/02                             2,036       2,038
Grand Valley Local School District,
   GO, BAN,
   2.75%, 6/4/02                             8,400       8,406
Greene County,
   Healthcare Facilities Revenue,
   Friends Healthcare Assoc.,
   1.83%*, 5/2/02**,
   LOC Bank One                              3,795       3,795
Grove City,
   Multifamily Housing Revenue,
   Regency Arms Apartments Project,
   1.90%*, 5/2/02**,
   FNMA AMT                                  6,500       6,500
Grove City, EDR,
   Cross Country Inns, Inc.,
   1.85%*, 5/2/02**,
   LOC Bank One                              1,030       1,030

                                        Principal    Amortized
Security Description                      Amount       Cost

Groveport, GO, BAN,
   2.48%, 11/1/02                          $ 2,700    $  2,708
Hamilton County, EDR,
   Boys/Girls Club Inc. Project,
   1.80%*, 5/2/02**,
   LOC PNC Bank                              2,600       2,600
Hamilton County, GO,
   3.00%, 12/1/02                            2,185       2,199
Hamilton County,
   Healthcare Facilities Revenue,
   Ronald McDonald House Project,
   1.80%*, 5/3/02**,
   LOC Fifth Third Bank                      3,570       3,570
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   1.67%*, 5/2/02**,
   LOC US Bancorp                            5,000       5,000
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   1.68%*, 5/2/02**,
   LOC Chase Manhattan Bank                 17,300      17,300
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   Series A, 1.70%*, 5/2/02**,
   LOC PNC Bank                              6,700       6,700
Hamilton County,
   Hospital Facilities Revenue,
   Health Alliance, Series F,
   1.65%*, 5/1/02**, MBIA,
   LOC Credit Suisse First Boston            1,550       1,550
Hamilton County,
   Hospital Revenue,
   Beechwood Home Project,
   1.72%*, 5/2/02**,
   LOC Firstar Bank                          6,250       6,250
Hamilton County,
   Hospital Revenue,
   Drake Center Inc.,
   Series A, 1.68%*, 5/2/02**,
   LOC Firstar Bank                          5,700       5,700
Hamilton County,
   Parking System Revenue,
   1.67%*, 5/2/02**,
   LOC Firstar Bank                         12,250      12,250
Hamilton,
   Multifamily Revenue,
   Series A, 1.78%*, 5/2/02**,
   LOC Bank One                              4,939       4,939
Hamilton, GO, BAN,
   3.07%, 6/6/02                               320         320
Hamilton, GO, BAN,
   3.07%, 6/6/02                               250         250
Hamilton, GO, BAN,
   3.07%, 6/6/02                               563         563

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Hamilton, GO, BAN,
   3.07%, 6/6/02                           $   120    $    120
Hamilton, GO, BAN,
   3.07%, 6/6/02                             1,000       1,000
Hamilton, GO, BAN,
   3.07%, 6/6/02                               380         380
Hamilton, GO, BAN,
   3.07%, 6/6/02                               400         400
Hamilton, GO, BAN,
   3.07%, 6/6/02                               350         350
Hancock County, GO, BAN,
   2.75%, 11/20/02                           2,716       2,726
Harrison, GO, BAN,
   2.18%, 12/19/02                           2,000       2,007
Harrison, GO, BAN,
   2.48%, 12/19/02                           2,200       2,206
Highland County, BAN,
   3.40%, 5/8/02                             1,405       1,405
Highland Heights, GO,
   3.00%, 11/8/02                            1,600       1,607
Hilliard, GO, BAN,
   Series A, 2.25%, 1/24/03                  2,700       2,710
Hilliard, IDR,
   National Sign,
   2.00%*, 5/1/02**,
   LOC Bank One AMT                          3,270       3,270
Huron County, IDR,
   American Baler Project,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                          1,400       1,400
Jackson County, BAN,
   2.54%, 10/10/02                           1,225       1,227
La Brae Local School District, BAN,
   2.35%, 8/29/02                            8,909       8,927
Lake County, BAN,
   2.75%, 10/2/02                            1,225       1,227
Lake County, EDR,
   Lake County YMCA Project,
   1.85%*, 5/2/02**,
   LOC Bank One                              2,555       2,555
Lake County, GO, BAN,
   2.75%, 10/2/02                            1,280       1,284
Lakewood, GO, BAN,
   3.50%, 5/24/02                            2,380       2,381
Lakewood, GO, BAN,
   2.80%, 8/16/02                            1,970       1,970
Leipsic, IDR,
   Patrick Products Inc. Project,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                          8,000       8,000
Liberty Community Infrastructure,
   Financing Authority,
   Community Facilities,
   1.80%*, 5/2/02**,
   LOC Huntington National Bank              1,800       1,800
Lima, GO, BAN,
   2.98%, 8/8/02                             1,020       1,020



                                        Principal    Amortized
Security Description                      Amount       Cost

Lorain County,
   Health Facilities Revenue,
   Catholic Healthcare Partners,
   Series A, 4.40%, 9/1/02, AMBAC          $   950    $    959
Lorain County,
   Independent Living
   Facilities Revenue,
   1.78%*, 5/2/02**,
   LOC Bank One                             11,880      11,880
Lorain, IDR,
   Malt Properties Ltd. Project,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                          3,100       3,100
Lucas County,
   Healthcare Facilities Revenue,
   Lutheran Homes Society Project,
   1.65%*, 5/2/02**,
   LOC Fifth Third Bank                      3,000       3,000
Lucas County, IDR,
   American Capital Properties,
   1.95%*. 5/2/02**,
   LOC National City Bank AMT                3,405       3,405
Lucas County, IDR,
   Bunting Bearings Corp. Project,
   1.95%*, 5/2/02**,
   LOC National City Bank                    1,455       1,455
Lucas County, IDR,
   Lott Industries Inc. Project,
   1.80%*, 5/2/02**,
   LOC National City Bank                    4,300       4,300
Mad River Local School District, GO, BAN,
   2.30%, 6/20/02                            7,872       7,881
Mad River Local School District, GO, BAN,
   2.43%, 6/20/02                            3,200       3,203
Mahoning County,
   Hospital Facilities Revenue,
   Forum Health Obligation Group,
   Series B, 1.75%*, 5/2/02**, MBIA,
   LOC Bank One                             23,900      23,901
Mahoning County, IDR,
   Insulated Glass Project,
   1.94%*, 5/2/02**,
   LOC Bank One AMT                          3,400       3,400
Mansfield, GO, BAN,
   3.62%, 5/2/02                             2,500       2,500
Marion County, Hospital Revenue,
   Pooled Leasing Program,
   1.78%*, 5/2/02**,
   LOC Bank One                              2,270       2,270
Marion County, Hospital Revenue,
   Pooled Leasing Program,
   1.78%*, 5/2/02**,
   LOC Bank One                              1,865       1,865
Marion County, IDR,
   Semco Inc. Project,
   1.88%*, 5/2/02**,
   LOC Huntington National Bank              1,000       1,000


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Mason City School District, GO, BAN,
   2.00%, 2/13/03                          $ 3,000    $  3,000
Mason, GO, BAN,
   3.30%, 5/30/02                            1,000       1,000
Massillon, IDR,
   ARE Inc. Project,
   2.00%*, 5/2/02**,
   LOC Bank One                              1,000       1,000
Miami East Local School District, GO, BAN,
   2.41%, 6/6/02                             4,000       4,002
Monroe County,
   Income Tax Corridor 75,
   1.77%*, 5/2/02**,
   LOC Bank of Montreal                      2,000       2,000
Montgomery County,
   Housing Revenue,
   Ecumenical Homes Project,
   2.20%, 7/1/02,
   LOC Transamerica Bank                     3,600       3,600
Montgomery County, EDR,
   Benjamin & Marian Project,
   Series A, 1.80%*, 5/2/02**,
   LOC National City Bank                    5,000       5,000
Montgomery County, IDR,
   Citywide Development Corp. Project,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                          2,005       2,005
Montgomery County, IDR,
   Town Centers Ltd. Partner Project,
   3.20%*, 5/15/02**,
   LOC National City Bank                    2,115       2,115
Montgomery, IDR,
   Bethesda Two Ltd.,
   1.88%*, 5/3/02**,
   LOC Huntington National Bank              2,420       2,420
Mount Gilead Exempted Village
   School District, GO, BAN,
   3.05%, 9/24/02                            2,000       2,004
Muskingum County, GO, BAN,
   Series A, 3.21%, 5/30/02                  1,000       1,000
Napoleon, BAN,
   Series A, 2.27%, 10/30/02                 1,100       1,100
Newark, GO, BAN,
   3.30%, 5/31/02                            1,759       1,759
Niles, GO, BAN,
   2.75%, 7/17/02                            1,900       1,900
Northwood, GO, BAN,
   3.50%, 7/25/02                              700         701
Orange City School District, GO, BAN,
   2.89%, 7/18/02                            2,000       2,001
Orrville, GO, BAN,
   2.44%, 10/8/02                            1,000       1,001
Ottawa County, GO, BAN,
   2.24%, 12/3/02                              250         250
Oxford Limited Obligations Revenue,
   UHI Acquisition Inc. Project,
   2.09%*, 5/2/02**,
   LOC Bank One AMT                          6,250       6,250



                                        Principal    Amortized
Security Description                      Amount       Cost

Painesville, GO, BAN,
   2.00%, 11/20/02                         $ 3,410    $  3,411
Parma, IDR,
   FDC Realty Project,
   1.88%*, 5/2/02**,
   LOC Bank One AMT                          2,520       2,520
Pike County, GO, BAN,
   2.03%, 3/13/03                            1,826       1,830
Portage County, GO, BAN,
   2.15%, 10/30/02                           1,000       1,001
Portage County, GO, BAN,
   2.26%, 10/30/02                           1,338       1,338
Portage County,
   Healthcare Facilities Revenue,
   Hattie Larlham Project,
   1.84%*, 5/2/02**,
   LOC Bank One                              2,590       2,590
Portage County, IDR,
   NCSP Limited Partnership Project,
   2.00%*, 5/1/02**,
   LOC Bank One AMT                          3,105       3,105
Pymatuning Valley Local School
   District, GO, BAN,
   2.75%, 6/4/02                             4,675       4,678
Reading, IDR,
   General Tool Co. Project,
   1.82%*, 5/2/02**,
   LOC Bank of Montreal AMT                  3,230       3,230
Richland County, GO, BAN,
   3.50%, 5/9/02                             1,352       1,352
Richland County, IDR,
   Mansfield Motel Partnership,
   2.00%*, 5/2/02**,
   LOC Huntington National Bank AMT          2,750       2,750
Rickenbacker, Port Authority Revenue,
   1.85%*, 5/2/02**,
   LOC Bank One                              2,300       2,300
Ripley-Union-Lewis Local School
   District, GO, BAN,
   2.33%, 10/7/02                            1,557       1,562
Salem Hospital Revenue,
   Community Hospital Project,
   1.80%*, 5/1/02**,
   LOC PNC Bank                              2,000       2,000
Salem Hospital Revenue,
   Community Hospital Project,
   1.80%*, 5/2/02**,
   LOC PNC Bank                              2,000       2,000
Seneca County, GO, BAN,
   2.53%, 12/5/02                            1,170       1,173
Seneca County,
   Hospital Facilities Revenue,
   St. Francis Home Inc. Project,
   1.75%*, 5/2/02**,
   LOC National City Bank                    1,700       1,700
Solon, GO, BAN,
   2.50%, 12/18/02                           1,500       1,505


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                     Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Solon, IDR,
   JTM Products Inc. Project,
   1.95%*, 5/2/02**,
   LOC National City Bank AMT              $ 3,500    $  3,500
St Bernard, GO, BAN,
   2.68%, 9/24/02                            2,400       2,405
St Clairsville & Richland City School
   District, GO, BAN,
   2.65%, 7/18/02                            3,000       3,003
Stark County, IDR,
   Polymer Packaging Project,
   2.09%*, 5/2/02**,
   LOC Bank One AMT                          1,300       1,300
State Air Quality Development Authority
   Revenue, Ohio Edison Co.,
   Series C, 1.80%*, 5/1/02**,
   LOC Barclays Bank AMT                     3,600       3,600
State Air Quality Development Authority
   Revenue, Pollution Control,
   PA Power Co.,
   1.80%*, 5/1/02**,
   LOC Bank One                              3,050       3,050
State Air Quality Development Authority,
   Pollution Control Facilities Revenue,
   Duquesne Light Co. Project,
   Series A, 1.80%*, 5/1/02**, AMBAC,
   LOC Bank of New York                     21,500      21,500
State Air Quality Development Authority,
   Pollution Control Facilities Revenue,
   Duquesne Light Co. Project,
   Series C, 1.70%*, 5/1/02**, AMBAC,
   LOC Bank of New York                      4,655       4,655
State Air Quality Revenue,
   Timken Co.,
   1.75%*, 5/1/02**,
   LOC Bank One Michigan                     5,400       5,400
State EDR,
   YMCA Greater Cincinnati Project,
   1.75%*, 5/2/02**,
   LOC Bank One                              5,000       5,000
State Environmental Improvement Revenue,
   Newark Group Industries Inc. Project,
   1.70%*, 5/2/02**,
   LOC Chase Manhattan Bank AMT              5,500       5,500
State Higher Education Revenue,
   Xavier University Project,
   Series B, 1.75%*, 5/2/02**,
   LOC Firstar Bank                          4,000       4,000
State Higher Education Revenue,
   1.85%*, 5/2/02**,
   LOC Fifth Third Bank                      1,535       1,535
State Higher Education Revenue,
   1.85%*, 5/2/02**,
   LOC Fifth Third Bank                      4,400       4,400
State Higher Education Revenue,
   1.85%*, 5/2/02**,
   LOC Fifth Third Bank                      4,800       4,800


                                        Principal    Amortized
Security Description                      Amount       Cost

State Higher Education Revenue,
   Wilmington College,
   1.85%*, 5/2/02**,
   LOC Fifth Third Bank                    $ 2,275    $  2,275
State Highway Capital Improvements,
   Series F, GO,
   4.50%, 5/1/02                             3,500       3,500
State Housing Finance Agency
   Mortgage Revenue,
   Residential Backed Securities,
   Series E, 2.75%, 8/15/02,
   LOC Trinity Funding                       7,500       7,500
State Public Facilities Commission,
   Higher Education Capital Facilities,
   Series II-A, 4.50%, 12/1/02               1,990       2,021
State Public Facilities Commission,
   Higher Education Capital Facilities,
   Series II-C, 5.50%, 12/1/02               1,500       1,531
State Special Obligation,
   Elementary and Secondary
   Education Capital Facilities,
   5.25%, 12/1/02                            1,000       1,020
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Cleveland Electric Illuminating Co.,
   Series B, 1.70%*, 5/1/02**,
   LOC Barclays Bank                        12,850      12,850
State Water Development Authority Revenue,
   Refunding and Improvement,
   5.60%, 6/1/02                             1,500       1,505
State Water Development Authority,
   PA Power Co. Project,
   1.80%*, 5/1/02**,
   LOC Bank One AMT                          5,800       5,800
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Duquesne Light Co., Series A,
   1.80%*, 5/1/02**, AMBAC,
   LOC Bank of New York                     25,700      25,701
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Duquesne Light Co., Series B,
   1.75%*, 5/1/02**, AMBAC,
   LOC Bank of New York                      8,600       8,600
State Water Development Authority,
   Sewer Revenue,
   1.84%*, 5/3/02**,
   LOC National City Bank                    1,400       1,400
State Water Development Authority,
   Timken Co. Project,
   1.70%*, 5/1/02**,
   LOC Wachovia Bank AMT                    13,500      13,500
Strongsville, GO, BAN,
   3.00%, 7/30/02                            2,100       2,102
Summit County Hospital,
   Cuyahoga Falls General Hospital,
   Series B, 1.80%*, 5/2/02**,
   LOC Bank One                              1,615       1,615

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Summit County Port Authority, ASC
   Industries Inc. Project,
   2.00%*, 5/1/02**,
   LOC Bank One                            $ 3,230    $  3,230
Summit County Revenue,
   Goodwill Industries of Akron Ohio, Inc.,
   1.75%*. 5/1/02**,
   LOC Bank One                              3,100       3,100
Summit County, IDR,
   Atlas Steel Project,
   1.95%*, 5/2/02**,
   LOC National City Bank AMT                3,050       3,050
Summit County, IDR,
   Delco Corp. Project,
   1.95%*, 5/2/02**,
   LOC National City Bank AMT                1,015       1,015
Summit County, IDR,
   Fiocca Inc. Project,
   1.77%*, 5/2/02**,
   LOC Fifth Third Bank AMT                  1,995       1,995
Summit County, IDR,
   GO-JO Industries Inc. Project,
   1.85%*, 5/2/02**,
   LOC Bank One                              1,460       1,460
Summit County, IDR,
   Rogers Industrial Products Project,
   4.00%*, 5/1/02**,
   LOC Fifth Third Bank AMT                    835         835
Summit County, IDR,
   Summit Plastic Co. Project,
   1.95%*, 5/2/02**,
   LOC National City Bank AMT                2,065       2,065
Summit County, IDR,
   VMS Development Project,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                          2,630       2,630
Toledo City Services Special Assessment,
   1.75%*, 5/1/02**,
   LOC Bank One N.A.                         4,400       4,400
Toledo, IDR,
   Lucas County Port Authority,
   Frostbite Brands Inc. Project,
   1.97%*, 5/2/02**,
   LOC Old Kent Bank and Trust               2,305       2,305
Toledo, Lucas County,
   1.78%*, 5/2/02**,
   LOC Wachovia Bank                         2,800       2,800
Tri Valley Local School District, GO, BAN,
   2.29%, 6/12/02                            4,250       4,254
Tri Valley Local School District, GO, BAN,
   2.54%, 6/12/02                           10,000      10,007
Tri-County, North Local School
   District, GO, BAN,
   3.18%, 7/18/02                            1,325       1,326
Trumbull County, IDR,
   2.00%*, 5/2/02**,
   LOC Bank One                              3,590       3,590


                                        Principal    Amortized
Security Description                      Amount       Cost

Trumbull County, IDR,
   Eliwood Engineered Casting,
   1.90%*, 5/2/02**,
   LOC Mellon Bank                         $ 7,000    $  7,000
Twinsburg, IDR,
   United Stationers Supply Co.,
   1.85%*, 5/1/02**,
   LOC PNC Bank AMT                          5,000       5,000
University Cincinnati
   General Receipts, BAN,
   Series C, 2.10%, 3/19/03                  4,250       4,252
University Cincinnati
   General Receipts,
   Series B, 4.00%, 5/1/02                   8,750       8,750
Van Wert City School District, BAN,
   2.50%, 10/10/02                           6,500       6,516
Van Wert County IDR,
   Kennedy Manufacturing Co.,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                          1,800       1,800
Warren County,
   Healthcare Facilities Revenue,
   Otterbein Homes,
   Series A, 1.68%*, 5/2/02**,
   LOC Fifth Third Bank                      1,530       1,530
Warren County, EDR,
   Ralph J. Stolle Countryside,
   1.80%*, 5/3/02**,
   LOC Fifth Third Bank                        900         900
Warren County, IDR,
   Lindsey Steel Processing,
   1.77%*, 5/2/02**,
   LOC Firstar Bank AMT                      2,450       2,450
Washington County,
   Hospital Revenue,
   Marietta Area Health,
   1.80%*, 5/3/02**,
   LOC Fifth Third Bank                      2,930       2,930
Washington, GO, BAN,
   2.50%, 11/27/02                           1,500       1,504
Washington, GO, BAN,
   Series B, 2.45%, 11/27/02                 2,925       2,932
Wayne County,
   Healthcare Facilities Revenue,
   West View Manor Project,
   1.83%*, 5/2/02**,
   LOC Fifth Third Bank                      4,585       4,585
Wayne County, IDR,
   2.00%*, 5/2/02**,
   LOC Bank One AMT                          2,500       2,500
Westerville, EDR,
   American Ceramic Society,
   1.98%*, 5/2/02**,
   LOC National City Bank                    1,720       1,720
Westlake, IDR,
   Logan Westlake Project,
   1.77%*, 5/2/02**,
   LOC Fifth Third Bank AMT                  1,440       1,440


                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Ohio Municipal Money Market Fund                                 April 30, 2002

(Amounts in Thousands, Except Shares)                               (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Williams County, IDR,
   Letts Industries Inc. Project,
   1.80%*, 5/2/02**,
   LOC Comerica Bank AMT                   $ 1,750    $  1,750
Willoughby,
   Multifamily Housing Revenue,
   Oak Hill Village Apartments Project,
   2.25%, 5/1/02,
   LOC Transamerica Bank                     5,500       5,500
Wilmington, GO, BAN,
   2.03%, 12/12/02                           1,500       1,503
Wood County, EDR,
   Cast Masters Inc. Acquisition,
   1.89%*, 5/2/02**,
   LOC National City Bank AMT                1,920       1,920
Wood County, IDR,
   Principle Bus Project,
   Series A, 1.77%*, 5/2/02**,
   LOC Fifth Third Bank AMT                  2,495       2,495
Woodlawn, EDR,
   Goodwill Industrial Project,
   1.72%*, 5/2/02**,
   LOC Firstar Bank                          5,605       5,605
Woodlawn, IDR,
   Southland Properties LLP Project,
   1.82%*, 5/2/02**,
   LOC Bank of Montreal AMT                  1,510       1,510
Wooster, GO, BAN,
   2.85%, 8/14/02                            1,500       1,500
Wooster, GO, BAN,
   2.10%, 9/12/02                            3,000       3,001

                                                       891,740

Total Ohio Municipal Bonds
(Amortized Cost $891,740)                              891,740


                                                    Amortized
                                                   Cost/Market
Security Description                      Shares      Value

Investment Companies (0.0%)

Federated Ohio Municipal
   Cash Trust Fund                          15,439    $     15

Total Investment Companies (Cost $15)                       15

Total Investments
(Amortized Cost $891,755) (a) -- 99.7%                 891,755

Other assets in excess of liabilities -- 0.3%            2,884

NET ASSETS -- 100.0%                                  $894,639



(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2002.

**   The date reflects the next rate change date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FNMA -- Federal National Mortgage Association

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

TAN -- Tax Anticipation Note

                      See notes to financial statements.


                                           Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                           April 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                               Gradison               Prime             Financial
                                                                              Government           Obligations          Reserves
                                                                             Reserves Fund            Fund                Fund

ASSETS:
Investments, at amortized cost                                                $4,711,441           $2,621,852           $614,662
Repurchase agreements, at cost                                                        --              177,278             30,285

         Total Investments                                                     4,711,441            2,799,130            644,947

Cash                                                                                   1                   --                 --
Interest receivable                                                                8,767                7,004              1,784
Receivable from brokers for investments sold                                     164,075                   --                 --
Prepaid expenses and other assets                                                     --                   25                 --

         Total Assets                                                          4,884,284            2,806,159            646,731

LIABILITIES:
Dividends payable                                                                  4,352                2,940                750
Payable to brokers for investments purchased                                     634,379                   --                 --
Accrued expenses and other payables:
     Investment advisory fees                                                      1,411                  834                278
     Administration fees                                                              37                   45                 10
     Custodian fees                                                                   68                   49                 16
     Accounting fees                                                                   1                    2                  2
     Transfer agent fees                                                             235                   19                  5
     Shareholder service fees                                                         --                  568                 --
     Shareholder service fees -- Class G Shares                                      861                   --                 --
     Other                                                                           113                  166                 91

         Total Liabilities                                                       641,457                4,623              1,152

NET ASSETS:
Capital                                                                        4,242,361            2,801,518            645,554
Undistributed net investment income                                                  226                   --                 --
Accumulated undistributed net realized gains
   (losses) from investment transactions                                             240                   18                 25

         Net Assets                                                           $4,242,827           $2,801,536           $645,579

Net Assets
     Trust Shares                                                                373,327                   --                 --
     Class G Shares                                                            3,869,500                   --                 --

         Total                                                                $4,242,827                   --                 --

Outstanding units of beneficial interest (shares)
     Trust Shares                                                                373,228                   --                 --
     Class G Shares                                                            3,868,917                   --                 --

         Total                                                                 4,242,145            2,801,518            645,446

Net asset value
     Offering and redemption price per share                                          --           $     1.00           $   1.00
     Offering and redemption price per share -- Trust Shares                  $     1.00                   --                 --
     Offering and redemption price per share -- Class G Shares                $     1.00                   --                 --



                      See notes to financial statements.


                                           Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                           April 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                                                  Tax-Free         Ohio Municipal
                                                                                                Money Market        Money Market
                                                                                                    Fund                Fund

ASSETS:
Investments, at amortized cost                                                                    $694,579             $891,755
Cash                                                                                                    --                   25
Interest receivable                                                                                  3,425                4,135
Prepaid expenses and other assets                                                                       20                   14

         Total Assets                                                                              698,024              895,929

LIABILITIES:
Payable to custodian                                                                                    15                   --
Dividends payable                                                                                      611                  657
Accrued expenses and other payables:
     Investment advisory fees                                                                          214                  386
     Administration fees                                                                                11                   15
     Custodian fees                                                                                     15                   17
     Accounting fees                                                                                     2                    1
     Transfer agent fees                                                                                 9                   14
     Shareholder service fees                                                                           99                  168
     Other                                                                                              27                   32

         Total Liabilities                                                                           1,003                1,290

NET ASSETS:
Capital                                                                                            697,126              894,644
Undistributed net investment income                                                                     --                   --
Accumulated undistributed net realized losses
  from investment transactions                                                                        (105)                  (5)

         Net Assets                                                                               $697,021             $894,639

Outstanding units of beneficial interest (shares)                                                  697,124              894,641

Net asset value
     Offering and redemption price per share                                                      $   1.00             $   1.00



                      See notes to financial statements.


                                                       Statements of Operations
THE VICTORY PORTFOLIOS                  For the Six Months Ended April 30, 2002

(Amounts in Thousands)                                              (Unaudited)


                                                                       Gradison                Prime            Financial
                                                                      Government            Obligations         Reserves
                                                                     Reserves Fund             Fund               Fund

Investment Income:
Interest income                                                         $45,257              $31,577             $7,412

     Total Income                                                        45,257               31,577              7,412

Expenses:
Investment advisory fees                                                  8,579                5,183              1,717
Administration fees                                                       2,360                1,609                440
Shareholder service fees                                                     --                3,703                 --
12b-1 fees -- Class G Shares                                              5,095                   --                 --
Accounting fees                                                              63                   68                 53
Custodian fees                                                              409                  291                 80
Legal and audit fees                                                        234                  124                 30
Trustees' fees and expenses                                                  57                   38                  9
Transfer agent fees                                                         279                   57                  9
Registration and filing fees                                                 54                   64                 10
Printing fees                                                               155                   93                 --
Other                                                                        47                   24                  6

     Total Expenses                                                      17,332               11,254              2,354

Expenses voluntarily reduced                                               (908)                 (15)                --

     Net Expenses                                                        16,424               11,239              2,354

Net Investment Income                                                    28,833               20,338              5,058

Realized Gains from Investments:
Net realized gains from investment transactions                             367                   23                 25

Change in net assets resulting from operations                          $29,200              $20,361             $5,083


                      See notes to financial statements.


                                                       Statements of Operations
THE VICTORY PORTFOLIOS                  For the Six Months Ended April 30, 2002

(Amounts in Thousands)                                              (Unaudited)


                                                                                     Tax-Free          Ohio Municipal
                                                                                   Money Market         Money Market
                                                                                       Fund                 Fund

Investment Income:
Interest income                                                                       $6,623              $8,389
Dividend income                                                                           89                  30

     Total Income                                                                      6,712               8,419

Expenses:
Investment advisory fees                                                               1,355               2,406
Administration fees                                                                      485                 582
Shareholder service fees                                                                 968               1,203
Accounting fees                                                                           54                  60
Custodian fees                                                                            77                  94
Legal and audit fees                                                                      33                  40
Trustees' fees and expenses                                                               10                  12
Transfer agent fees                                                                       14                  21
Registration and filing fees                                                              16                  13
Printing fees                                                                              8                   8
Other                                                                                      6                   8

     Total Expenses                                                                    3,026               4,447

Net Investment Income                                                                  3,686               3,972

Change in net assets resulting from operations                                        $3,686              $3,972


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                         Gradison Government                     Prime                         Financial
                                            Reserves Fund                  Obligations Fund                   Reserves Fund

                                         Six                              Six                             Six
                                       Months            Year           Months           Year           Months           Year
                                        Ended            Ended           Ended           Ended           Ended           Ended
                                      April 30,       October 31,      April 30,      October 31,      April 30,      October 31,
                                        2002             2001            2002            2001            2002            2001

                                     (Unaudited)                      (Unaudited)                     (Unaudited)

From Investment Activities:
Operations:
Net investment income                $    28,833     $    99,932     $    20,338     $   118,061     $     5,058      $    31,930
Net realized gains (losses) from
   investment transactions                   367             371              23               9              25                1

Change in net assets resulting
   from operations                        29,200         100,303          20,361         118,070           5,083           31,931

Distributions to Shareholders:
     From net investment income               --              --         (20,338)       (118,078)         (5,058)         (31,931)
         Trust Shares                     (2,640)           (360)             --              --              --               --
         G Class Shares                  (26,193)        (99,572)             --              --              --               --

Change in net assets from
   distributions to shareholders         (28,833)        (99,932)        (20,338)       (118,078)         (5,058)         (31,931)

Capital Transactions:
     Proceeds from shares issued       8,276,555       8,964,082       2,619,120       6,054,272       1,108,684        2,486,078
     Proceeds from shares issued
       in connection with merger              --       2,061,704              --              --              --               --
     Dividends reinvested                 25,757         104,890          22,269         122,170             403            2,381
     Cost of shares redeemed          (8,453,980)     (8,872,446)     (2,886,366)     (5,682,959)     (1,218,145)      (2,471,359)

Change in net assets from
   capital transactions                 (151,668)      2,258,230        (244,977)        493,483        (109,058)          17,100

Change in net assets                    (151,301)      2,258,601        (244,954)        493,475        (109,033)          17,100

Net Assets:
     Beginning of period               4,394,128       2,135,527       3,046,490       2,553,015         754,612          737,512

     End of period                   $ 4,242,827     $ 4,394,128     $ 2,801,536     $ 3,046,490     $   645,579      $   754,612

Share Transactions:
     Issued                            8,276,554       8,964,140       2,619,120       6,054,272       1,108,685        2,486,078
     Issued in connection
       with merger                            --       2,061,704              --              --              --               --
     Reinvested                           25,757         104,890          22,269         122,170             403            2,381
     Redeemed                         (8,453,980)     (8,872,446)     (2,886,366)     (5,682,959)     (1,218,145)      (2,471,359)

Change in Shares                        (151,669)      2,258,288        (244,977)        493,483        (109,057)          17,100


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                               Tax-Free                     Ohio Municipal
                                                                           Money Market Fund               Money Market Fund

                                                                          Six                             Six
                                                                        Months           Year           Months           Year
                                                                         Ended           Ended           Ended           Ended
                                                                       April 30,      October 31,      April 30,      October 31,
                                                                         2002            2001            2002            2001

                                                                      (Unaudited)                     (Unaudited)

From Investment Activities:
Operations:
     Net investment income                                             $   3,686     $    18,898       $   3,972      $    23,481
     Net realized losses from investment transactions                         --              (3)             --               --

Change in net assets resulting from operations                             3,686          18,895           3,972           23,481

Distributions to Shareholders:
     From net investment income                                           (3,686)        (18,898)         (3,972)         (23,486)

Change in net assets from distributions to shareholders                   (3,686)        (18,898)         (3,972)         (23,486)

Capital Transactions:
     Proceeds from shares issued                                         752,946       1,748,273         846,833        1,670,134
     Dividends reinvested                                                  3,291          15,527           3,832           20,556
     Cost of shares redeemed                                            (833,771)     (1,664,566)       (891,233)      (1,639,847)

Change in net assets from capital transactions                           (77,534)         99,234         (40,568)          50,843

Change in net assets                                                     (77,534)         99,231         (40,568)          50,838

Net Assets:
     Beginning of period                                                 774,555         675,324         935,207          884,369

     End of period                                                     $ 697,021     $   774,555       $ 894,639      $   935,207

Share Transactions:
     Issued                                                              752,946       1,748,273         846,833        1,670,134
     Reinvested                                                            3,291          15,527           3,832           20,556
     Redeemed                                                           (833,771)     (1,664,566)       (891,232)      (1,639,847)

Change in Shares                                                         (77,534)         99,234         (40,567)          50,843


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period




                                          Trust Shares

                                     Six         October 15,
                                    Months          2001
                                     Ended         through
                                   April 30,     October 31,
                                     2002          2001<F2>

                                  (Unaudited)

Net Asset Value,
   Beginning of Period             $  1.000      $  1.000

Investment Activities
     Net investment income            0.008         0.001

Distributions
     Net investment income           (0.008)       (0.001)

Net Asset Value,
   End of Period                   $  1.000      $  1.000

Total Return                           0.77%<F4>     0.11%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)  $373,327      $290,861
Ratio of expenses to
   average net assets <F6>             0.50%<F5>     0.42%<F5>
Ratio of net investment income
   to average net assets <F6>          1.53%<F5>     2.30%<F5>
Ratio of expenses to
   average net assets<F1>              0.55%<F5>    10.12%<F5>
Ratio of net investment income
   to average net assets<F1>           1.48%<F5>    (7.40)%<F5>


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F4> Not Annualized.

<F5> Annualized.

<F6> Effective March 1, 2002 the Advisor has agreed to waive its management fee and to reimburse expenses, as allowed by law, so that net operating expenses (excluding certain items) do not exceed 0.51% for the Trust Shares and 0.76% for the Class G Shares until October 15, 2002.





THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                               Gradison Government Reserves Fund

                                                                         Class G Shares

                                      Six                        One
                                    Months           Year        Year        Month           Year          Year          Year
                                     Ended           Ended       Ended       Ended           Ended         Ended         Ended
                                    April 30,     October 31, October 31, October 31,     September 30, September 30, September 30,
                                      2002           2001        2000        1999            1999<F3>      1998          1997

                                  (Unaudited)

Net Asset Value,
   Beginning of Period            $    1.000      $    1.000  $    1.000  $    1.000      $    1.000    $    1.000    $    1.000

Investment Activities
     Net investment income             0.006           0.041       0.054       0.004           0.044         0.049         0.047

Distributions
     Net investment income            (0.006)         (0.041)     (0.054)     (0.004)         (0.044)       (0.049)       (0.047)

Net Asset Value,
   End of Period                  $    1.000      $    1.000  $    1.000  $    1.000      $    1.000    $    1.000    $    1.000

Total Return                            0.64%<F4>       4.20%       5.56%       0.39%<F4>       4.46%         4.98%         4.85%

Ratios/Supplementary Data:
Net Assets at end of period (000) $3,869,500      $4,103,267  $2,135,527  $2,028,020      $2,018,755    $1,933,824    $1,610,058
Ratio of expenses to
   average net assets <F6>              0.76%<F5>       0.77%       0.72%       0.72%<F5>       0.71%         0.72%         0.72%
Ratio of net investment income
   to average net assets <F6>           1.29%<F5>       4.04%       5.42%       4.61%<F5>       4.34%         4.86%         4.75%
Ratio of expenses to
   average net assets<F1>               0.80%<F5>       0.82%       0.90%       0.84%<F5>       0.77%         0.73%         0.73%
Ratio of net investment income
   to average net assets<F1>            1.25%<F5>       3.99%       5.24%       4.49%<F5>       4.28%         4.85%         4.74%



<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective April 1, 1999, the Gradison U.S. Government Reserves became the Victory Gradison Government Reserves Fund. Financial highlights prior to April 1, 1999 represent the Gradison U.S. Government Reserves.

<F4> Not Annualized.

<F5> Annualized.

<F6> Effective March 1, 2002 the Advisor has agreed to waive its management fee and to reimburse expenses, as allowed by law, so that net operating expenses (excluding certain items) do not exceed 0.51% for the Trust Shares and 0.76% for the Class G Shares until October 15, 2002.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          Prime Obligations Fund

                                               Six
                                             Months           Year           Year          Year           Year            Year
                                              Ended           Ended          Ended         Ended          Ended           Ended
                                            April 30,      October 31,    October 31,   October 31,    October 31,     October 31,
                                              2002            2001           2000          1999           1998            1997

                                           (Unaudited)

Net Asset Value, Beginning of Period       $    1.000      $    1.000     $    1.000    $    1.000     $    1.000       $  1.000

Investment Activities
     Net investment income                      0.007           0.042          0.055         0.044          0.049          0.048

Distributions
     Net investment income                     (0.007)         (0.042)        (0.055)       (0.044)        (0.049)        (0.048)

Net Asset Value, End of Period             $    1.000      $    1.000     $    1.000    $    1.000     $    1.000       $  1.000

Total Return                                     0.68%<F1>       4.31%          5.67%         4.52%          4.98%          4.89%

Ratios/Supplementary Data:
Net Assets at end of period (000)          $2,801,536      $3,046,490     $2,553,015    $2,060,039     $1,378,713       $736,449
Ratio of expenses to average net assets          0.76%<F2>       0.76%          0.78%         0.79%          0.80%          0.85%
Ratio of net investment income
   to average net assets                         1.37%<F2>       4.17%          5.55%         4.43%          4.89%          4.79%


<F1> Not Annualized.

<F2> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                    Financial Reserves Fund

                                          Six
                                        Months          Year          Year           Year           Year           Year
                                         Ended          Ended         Ended          Ended          Ended          Ended
                                       April 30,     October 31,    October 31,   October 31,    October 31,    October 31,
                                         2002           2001          2000           1999           1998           1997

                                      (Unaudited)

Net Asset Value, Beginning of Period  $  1.000       $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income               0.007          0.043          0.056         0.045          0.050          0.049

Distributions
     Net investment income              (0.007)        (0.043)        (0.056)       (0.045)        (0.050)        (0.049)

Net Asset Value, End of Period        $  1.000       $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                              0.73%<F2>      4.44%          5.75%         4.62%          5.10%          5.04%

Ratios/Supplementary Data:
Net Assets at end of period (000)     $645,579       $754,612       $737,512      $818,452       $785,520       $800,642
Ratio of expenses to
   average net assets                     0.69%<F3>      0.68%          0.70%         0.68%          0.67%          0.67%
Ratio of net investment income
   to average net assets                  1.47%<F3>      4.36%          5.58%         4.52%          5.01%          4.94%
Ratio of expenses to
   average net assets<F1>                 <F4>           <F4>           <F4>          <F4>           0.68%          0.71%
Ratio of net investment income
   to average net assets<F1>              <F4>           <F4>           <F4>          <F4>           5.00%          4.90%



<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                     Tax-Free Money Market Fund

                                           Six
                                         Months          Year           Year           Year           Year           Year
                                          Ended          Ended          Ended          Ended          Ended          Ended
                                        April 30,      October 31,    October 31,    October 31,   October 31,    October 31,
                                          2002           2001           2000           1999           1998           1997

                                      (Unaudited)

Net Asset Value, Beginning of Period    $  1.000       $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income                 0.005          0.026          0.033         0.025          0.029          0.030

Distributions
     Net investment income                (0.005)        (0.026)        (0.033)       (0.025)        (0.029)        (0.030)

Net Asset Value, End of Period          $  1.000       $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                                0.47%<F2>      2.59%          3.38%         2.55%          2.91%          3.07%

Ratios/Supplementary Data:
Net Assets at end of period (000)       $697,021       $774,555       $675,324      $697,633       $465,528       $412,224
Ratio of expenses to average net assets     0.78%<F3>      0.78%          0.80%         0.79%          0.80%          0.73%
Ratio of net investment income
   to average net assets                    0.95%<F3>      2.54%          3.32%         2.51%          2.88%          3.03%
Ratio of expenses to
   average net assets<F1>                   <F4>           <F4>           <F4>          <F4>           0.80%          0.74%
Ratio of net investment income
   to average net assets<F1>                <F4>           <F4>           <F4>          <F4>           2.88%          3.02%



<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                              Ohio Municipal Money Market Fund

                                       Six
                                      Months          Year          Year          Year          Year           Year
                                       Ended          Ended         Ended         Ended         Ended          Ended
                                     April 30,     October 31,   October 31,   October 31,   October 31,    October 31,
                                       2002           2001          2000          1999          1998           1997

                                   (Unaudited)

Net Asset Value,
   Beginning of Period               $  1.000      $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Investment Activities
     Net investment income              0.004         0.025         0.032         0.025         0.029          0.030

Distributions
     Net investment income             (0.004)       (0.025)       (0.032)       (0.025)       (0.029)        (0.030)

Net Asset Value, End of Period       $  1.000      $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Total Return                             0.41%<F2>     2.52%         3.27%         2.49%         2.94%          3.01%

Ratios/Supplementary Data:
Net Assets at end of period (000)    $894,639      $935,207      $884,369      $934,744      $751,543       $650,978
Ratio of expenses to
   average net assets                    0.92%<F3>     0.93%         0.87%         0.82%         0.80%          0.75%
Ratio of net investment income
   to average net assets                 0.83%<F3>     2.50%         3.22%         2.45%         2.90%          2.97%
Ratio of expenses to
   average net assets<F1>                <F4>          <F4>          0.93%         0.93%         0.94%          0.94%
Ratio of net investment income
   to average net assets<F1>             <F4>          <F4>          3.16%         2.34%         2.76%          2.78%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no voluntary fee reductions during the period.



                      See notes to financial statements.

                                                  Notes to Financial Statements
THE VICTORY PORTFOLIOS                                           April 30, 2002

                                                                    (Unaudited)

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 27 active funds. The accompanying financial statements and financial highlights are those of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, and the Ohio Municipal Money Market Fund (collectively, the "Funds").

     The Gradison Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Class G Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Gradison Government Reserves Fund and the Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

2.   Reorganizations:

     On May 23, 2001, the Board of Trustees of the Trust approved a Plan of Reorganization ("the Reorganization") to merge and transfer all of the assets and liabilities of the Investor Shares and Select Shares of the U.S. Government Obligations Fund into the Trust Shares and the Class G Shares of the Gradison Government Reserves Fund respectively. The Reorganization qualified as a tax-free exchange for Federal Income tax purposes and was completed on October 15, 2001, following approval by shareholders at the shareholder meeting held on September 27, 2001. The following is a summary of shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the Reorganization (amounts in thousands):



                                                    Before                        After
                                                   Transfer                     Transfer

                                                            Gradison            Gradison
                                       U.S. Government     Government          Government
                                      Obligations Fund    Reserves Fund       Reserves Fund

     Investor Class Shares (000)            359,893                 --                 --
     Select Class Shares (000)            1,702,023                 --                 --
     Trust Class Shares (000)                    --                 --            359,893
     Class G Shares (000)                        --          2,442,838          4,144,861

     Total Shares (000)                   2,061,916          2,442,838          4,504,754

     Investor Class Net Assets (000)     $  359,824                 --                 --
     Select Class Net Assets (000)        1,701,880                 --                 --
     Trust Class Net Assets (000)                --                 --         $  359,824
     Class G Net Assets (000)                    --         $2,442,738          4,144,618

     Total Net Assets (000)              $2,061,704         $2,442,738         $4,504,442

     Net Asset Value
     Investor Class Shares               $     1.00                 --                 --
     Select Class Shares                 $     1.00                 --                 --
     Trust Class Shares                          --                 --         $     1.00
     Class G Shares                              --         $     1.00         $     1.00

     Unrealized Appreciation (000)               --                 --                 --


                                  Continued

THE VICTORY PORTFOLIOS                                           April 30, 2002

                                                                   (Unaudited)


3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Trust's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2002, there were no outstanding "when-issued" purchase commitments.

     Securities Lending:

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. There were no securities on loan as of April 30, 2002.

                                  Continued

THE VICTORY PORTFOLIOS                                           April 30, 2002

                                                                    (Unaudited)



     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

4.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. The Adviser, and not the Trust, pays sub-advisory fees as applicable. Key Bank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Under terms of the investment advisory agreement, the Investment Advisory fee of the Gradison Government Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $1 billion, 0.40% of the Fund's average daily net assets between $1 billion and $2 billion, and 0.35% of the Fund's average daily net assets greater than $2 billion.

     BISYS Fund Services, Inc. (the "Administrator"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the Administrator to the Trust. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Trust as Fund Accountant and, effective January 1, 2001, as the Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of BISYS, serves as Distributor for the shares of the Trust. Until October 15, 2001, pursuant to the Trust's 12b-1 Plan, the Distributor could receive a monthly fee at an annual rate of 0.10% of the average daily net assets of the Class G Shares of the Gradison Government Reserves Fund. From the fee, the Distributor paid fees to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. On May 23, 2001, the Board of Trustees of the Trust approved reducing the fee paid by the Gradison Governments Reserves Fund under the Rule 12b-1 Plan to zero and adding Gradison Government Reserves Fund to the Trust's Shareholder Servicing Plan, under which a fee of up to 0.25% of the average daily net assets of the Class G Shares could be paid to BISYS Ohio or others providing shareholder servicing.

                                  Continued

THE VICTORY PORTFOLIOS                                           April 30, 2002

                                                                    (Unaudited)


     Fees may be voluntarily reduced or reimbursed to assist the funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the period ended April 30, 2002:



                                                                           Investment            Administration     Shareholder
                                                                          Advisory Fees               Fees        Servicing Fees

                                                                 Percentage
                                                                 of Average       Voluntary         Voluntary        Voluntary
                                                                    Daily            Fee               Fee              Fee
                                                                 Net Assets      Reductions        Reductions       Reductions
                                                                                    (000)             (000)             (000)

     Gradison Government Reserves Fund                              0.50%            --               $908                --
     Prime Obligations Fund                                         0.35%            --                 --               $15
     Financial Reserves Fund                                        0.50%            --                 --                --
     Tax-Free Money Market Fund                                     0.35%            --                 --                --
     Ohio Municipal Money Market Fund                               0.50%            --                 --                --


5.   Capital Share Transactions:

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):

                                                       Gradison
                                                      Government
                                                     Reserves Fund

                                             Six Months           Year
                                                Ended             Ended
                                              April 30,        October 31,
                                                2002              2001

     Capital Share Transactions:
     Trust Shares:
     Issued                                  1,720,997            117,609
     Issued in connection with merger               --            359,824
     Reinvested                                      7                330
     Redeemed                               (1,638,567)          (186,972)

     Total                                      82,437            290,791

     Class G Shares:
     Issued                                  6,555,557          8,846,531
     Issued in connection with merger               --          1,701,880
     Reinvested                                 25,750            104,560
     Redeemed                               (6,815,413)        (8,685,474)

     Total                                    (234,106)         1,967,497

6.   Concentration of Credit Risk:

     The Ohio Municipal Money Market fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Victory Funds
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Columbus, Ohio 43218-2593

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                                                             1RMM-SEMI-AR  6/02